1933 Act File No. 33-89754
                                                      1940 Act File No. 811-8992

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                          -----

      Pre-Effective Amendment No.         ........................

      Post-Effective Amendment No.  17  ..........................          X
                                   -----                                  -----

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       -----

      Amendment No.   18   .............................................   X
                    -------                                              -----

                             FUNDMANAGER PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                 One Beacon Street, Boston, Massachusetts 02108
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           Victor R. Siclari, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

__  immediately upon filing pursuant to paragraph (b)
 X  on January 31, 2000 pursuant to paragraph (b)(1)(iii)
   60 days after filing pursuant to paragraph (a) (i) on ____________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                    Copies to:

John J. Danello                                     Edward T. O'Dell, P.C
Freedom Capital Management Corporation              Goodwin, Procter & Hoar
One Beacon Street                                   One Exchange Place
Boston, Massachusetts 02108                         Boston, Massachusetts 02109



                                                                09/09/99


[FUNDMANAGER LOGO]
FUNDMANAGER PORTFOLIOS
----------------------
Selecting Leading Fund Managers for Investors Since 1984


AGGRESSIVE GROWTH PORTFOLIO
GROWTH PORTFOLIO
GROWTH WITH INCOME PORTFOLIO
INTERNATIONAL PORTFOLIO
MANAGED TOTAL RETURN PORTFOLIO
BOND PORTFOLIO (Class A Shares Only)

CLASS A SHARES
CLASS B SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Portfolio Goals, Strategies, Performance and Investment Risks .........     1
Introduction ..........................................................     1
Portfolio Information .................................................     1
 - Aggressive Growth Portfolio ........................................     2
 - Growth Portfolio ...................................................     3
 - Growth with Income Portfolio .......................................     4
 - International Portfolio ............................................     5
 - Managed Total Return Portfolio .....................................     6
 - Bond Portfolio .....................................................     7
What are the Portfolios' Fees and Expenses? ...........................     8
Investment Approach and Main Risks of Investing in FundManager
  Portfolios ..........................................................    10
How to Purchase, Redeem and Exchange Shares ...........................    14
Account and Share Information .........................................    23
Who Manages the Trust? ................................................    24
Distribution of Portfolio Shares ......................................    25
Financial Information .................................................    26
Financial Highlights ..................................................    26
 - Aggressive Growth Portfolio ........................................    27
 - Growth Portfolio ...................................................    29
 - Growth with Income Portfolio .......................................    31
 - Bond Portfolio .....................................................    33
 - Managed Total Return Portfolio .....................................    34
 - International Portfolio ............................................    36

An investment in the Portfolios is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Also, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Prospectus

January 31, 2000

PORTFOLIO GOALS, STRATEGIES, PERFORMANCE AND INVESTMENT RISKS
--------------------------------------------------------------------------------
Introduction
------------

The FundManager Portfolios (the "Trust") offer investment opportunities to a wide range of investors, from investors with shorter term goals to those with long-term goals willing to bear the risks of the stock market for potentially greater rewards.


Each FundManager Portfolio is a "fund-of-funds" -- meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds, and money market instruments. These underlying mutual funds will be open-end funds and have similar investment goals as the Portfolios. Open-end mutual funds continuously sell their shares to the public and will purchase (redeem) their shares from shareholders. In addition, the Portfolios may also purchase closed-end funds and unit investment trusts. Closed-end funds initially sell a limited number of shares that are traded on the open market and do not redeem their shares. Unit investment trusts are unmanaged investment vehicles that do not have a board of directors, but issue redeemable securities.


The advantage of a fund-of-funds is that it relieves you of having to select from the over 9,500 mutual fund investment choices in existence today. Each FundManager Portfolio invests generally in 6 to 10 mutual funds whose styles and objectives are consistent with the Portfolio's. Through careful research and analysis, Freedom Capital Management Corporation (the "Adviser") selects underlying mutual funds based upon a variety of criteria that provides you with an investment in a broad array of portfolio management expertise and investment styles. This approach provides you with a broader diversification of your investment and is intended to minimize volatility over the long term.

Portfolio Information
---------------------

Following is a description of each Portfolio's goals (investment objectives), the types of funds in which the Portfolios invest, and the principal investments of the underlying funds. The underlying funds may invest in a wide variety of securities, which are described in detail in the Portfolios' Statement of Additional Information.


Also included on the following pages is performance information for Class A Shares (formerly named Financial Adviser Class of shares) over a period of time. Class A Shares of each Portfolio investment (except Bond Portfolio) are sold subject to a sales charge (load). The impact of the sales charges on a Portfolio (except Bond Portfolio) is reflected in the performance figures of the Portfolios in the Average Annual Total Return tables on the following pages, but is not reflected in the bar charts. If the bar charts reflected sales charges, the returns for all the Portfolios, except Bond Portfolio, would be less than those shown. For each Portfolio that also offers Class B Shares, the Securities and Exchange Commission requires us to show Class A Shares because it has the longest operating history.

Aggressive Growth Portfolio
--------------------------------------------------------------------------------
What is the Portfolio's goal?


Capital appreciation without regard to current income.

What types of funds does the Portfolio invest in?

The Portfolio offers long-term investors growth potential through a variety of stock funds, including small-cap, mid-cap, sector, and capital appreciation funds. These underlying funds will invest primarily in common stocks, convertible securities, including convertible debentures and warrants. The Portfolio may also invest in funds that invest primarily in long- or short-term bonds and other debt securities whenever the Adviser believes that these funds offer the potential for capital appreciation.

What are the risks of investing in the Portfolio?

As a stock fund, the Portfolio must contend with the volatility and unpredictability of the stock markets. In addition, smaller stocks involve special risks since those stocks have historically been more volatile than stocks of larger companies.


Average Annual Total Returns (for the periods ended 12/31/99)

                                      Past          Past         Past
                                    One Year      5 Years      Ten Years
                                    --------      -------      ---------
Portfolio (after sales charge)        21.24%       18.35%        13.45%
Russell 2000 Index                    21.26%       16.69%        13.40%

[TABULAR REPRESENTATION OF BAR CHART]

1990              -7.43%
1991              38.02%
1992               5.50%
1993              14.08%
1994              -1.15%
1995              24.75%
1996              16.58%
1997              16.65%
1998              12.96%
1999              28.30%

During the 10-year period shown in the bar chart, the highest return for a quarter was 25.66% (quarter ended Dec. 31, 1998) and the lowest return for a quarter was (19.00)% (quarter ended Sept. 30, 1998).


--------------------------------------------------------------------------------
The bar chart and table shown above provide an indication of the risks of investing in Class A Shares of the Aggressive Growth Portfolio by showing changes in the Portfolio's performance from year to year over a 10-year period and by showing how the Portfolio's average annual returns for one, five, and ten years compare to those of a broad-based securities market index. The Russell 2000 Index is an unmanaged index consisting of approximately 2000 small capitalization common stocks. This index is unmanaged; actual investments may not be made in an index. Moreover, this index has not been adjusted to reflect sales charges, expenses or other fees the SEC requires to be reflected in the Portfolio's performance. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by their potential rewards.
--------------------------------------------------------------------------------

Growth Portfolio
--------------------------------------------------------------------------------
What is the Portfolio's goal?


Capital appreciation with current income a secondary consideration.

What types of funds does the Portfolio invest in?

The Portfolio offers long-term growth investors exposure to funds that invest in large-cap, blue chip, mid-cap and style (such as value, growth, or capitalization) index funds. These underlying funds will invest primarily in common stocks, convertible securities, including convertible debentures and warrants. The Portfolio may also invest in funds that invest primarily in long- or short-term bonds and other debt securities whenever the Adviser believes that these funds offer the potential for capital appreciation.

What are the risks of investing in the Portfolio?

As primarily a stock fund, the Portfolio must contend with the volatility and unpredictability of the stock markets. In addition, smaller stocks involve special risks since those stocks have historically been more volatile than stocks of larger companies.


Average Annual Total Returns (for the periods ended 12/31/99)

                                      Past          Past         Past
                                    One Year      5 Years      Ten Years
                                    --------      -------      ---------
Portfolio (after sales charge)        10.15%       20.36%        14.04%
S & P 500 Index                       21.04%       28.56%        18.21%


[TABULAR REPRESENTATION OF BAR CHART]

1990              -6.22%
1991              28.83%
1992               8.87%
1993              12.52%
1994              -0.48%
1995              28.15%
1996              19.32%
1997              27.51%
1998              17.60%
1999              16.58%

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.34% (quarter ended Dec. 31, 1998) and the lowest return for a quarter was (12.78)% (quarter ended Sept. 30, 1990).

--------------------------------------------------------------------------------
The bar chart and table shown above provide an indication of the risks of investing in Class A Shares of the Growth Portfolio by showing changes in the Portfolio's performance from year to year over a 10-year period and by showing how the Portfolio's average annual returns for one, five, and ten years compare to those of a broad-based securities market index. Standard & Poor's 500 Index (S&P 500) is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. This index is unmanaged; actual investments may not be made in an index. Moreover, this index has not been adjusted to reflect sales charges, expenses or other fees the SEC requires to be reflected in the Portfolio's performance. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by their potential rewards.
--------------------------------------------------------------------------------

Growth with Income Portfolio
--------------------------------------------------------------------------------
What is the Portfolio's goal?


A combination of capital appreciation and current income.

What types of funds does the Portfolio invest in?

The Portfolio offers investors the opportunity to participate in a diversified portfolio of funds that invest in growth and income, equity income and balanced funds. These underlying funds will invest primarily in common stocks, preferred stocks, bonds and other debt securities including convertible preferred stock and convertible debentures.

What are the risks of investing in the Portfolio?

Since the Portfolio will purchase stock funds, the Portfolio must contend with the volatility and unpredictability of the stock markets. In addition, the income and bond funds that the Portfolio may own invest in debt securities, the price of which can be expected to decrease when interest rates increase. If an underlying fund purchases mortgage-backed or asset-backed securities, the Portfolio will also be subject to the risks of these investments.


Average Annual Total Returns (for the periods ended 12/31/99)

                                      Past          Past         Past
                                    One Year      5 Years      Ten Years
                                    --------      -------      ---------
Portfolio (after sales charge)         7.50%       18.44%        12.48%
S & P 500 Index                       21.04%       28.56%        18.21%

[TABULAR REPRESENTATION OF BAR CHART]

1990             -8.31%
1991             23.30%
1992              9.19%
1993             12.75%
1994             -0.12%
1995             32.55%
1996             15.59%
1997             25.24%
1998             13.01%
1999             13.74%

During the 10-year period shown in the bar chart, the highest return for a quarter was 15.22% (quarter ended December 31, 1998) and the lowest return for a quarter was (13.14)% (quarter ended Sept. 30, 1990).

--------------------------------------------------------------------------------
The bar chart and table shown above provide an indication of the risks of investing in Class A Shares of the Growth with Income Portfolio by showing changes in the Portfolio's performance from year to year over a 10-year period and by showing how the Portfolio's average annual returns for one, five, and ten years compare to those of a broad-based securities market index. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. This index is unmanaged; actual investment cannot be made in an index. Moreover, the index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by their potential rewards.
--------------------------------------------------------------------------------

International Portfolio
--------------------------------------------------------------------------------
What is the Portfolio's goal?


Long-term capital appreciation with current income a secondary consideration.

What types of funds does the Portfolio invest in?

The Portfolio offers investors the opportunity to invest in international, global and emerging markets funds as a complement to investing solely in U.S. domestic securities. The Portfolio will invest at least 65% of its total assets in international equity funds. These underlying funds will invest primarily in foreign common stocks, or foreign securities convertible into or exchangeable for common stock.

What are the risks of investing in the Portfolio?

As a stock fund, the Portfolio must contend with the volatility and unpredictability of the stock markets, both U.S. and foreign. Underlying funds may experience additional uncertainty in foreign markets and with foreign currency transactions.


Average Annual Total Returns (for the periods ended 12/31/99)

                                                   Past         Since
                                                 One Year     Inception*
                                                 --------     ----------
Portfolio (after sales charge)                     43.58%       22.35%
Morgan Stanley Capital International Europe        26.96%        7.95%
  Australia Far East Index (MSCI)

[TABULAR REPRESENTATION OF BAR CHART]

1999           51.99%

During the period shown in the bar chart, the highest return for a quarter was 30.78% (quarter ended December 31, 1999) and the lowest return for a quarter was (0.27)% (quarter ended September 30, 1999).

--------------------------------------------------------------------------------
The bar chart and table shown above provide an indication of the risks of investing in Class A Shares of the International Portfolio by showing changes in the Portfolio's performance from year to year since inception and by showing how the Portfolio's average annual returns for one year and since inception compared to those of a broad-band securities market index. MSCI is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI Universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. This index is unmanaged; actual investments may not be made in an index. Moreover, the index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by their potential rewards.
--------------------------------------------------------------------------------
*June 6, 1998

Managed Total Return Portfolio
--------------------------------------------------------------------------------
What is the Portfolio's goal?

High total return (capital appreciation and current income).

What types of funds does the Portfolio invest in?

The Portfolio offers investors a convenient way to seek high total return consistent with prudent risk by investing in mutual funds across all asset classes (including bond funds, style funds (growth or value), growth and income, equity and income, balanced funds and money market funds). These underlying funds will invest primarily in common stocks, preferred stocks, convertible securities (such as convertible preferred stock, convertible debentures and warrants), long- or short-term bonds and other debt securities (such as government and corporate securities), and high quality, short-term money market instruments.

What are the risks of investing in the Portfolio?

Since the Portfolio invests in a broad array of underlying funds that may purchase a variety of securities, the Portfolio is subject to the risks of both stock market volatility and the risks of debt securities. In addition, the income and bond funds that the Portfolio may own invest in debt securities, the price of which can be expected to decrease when interest rates increase. These funds may also purchase high yield/high risk securities of lower-rated companies that are more likely to default on their payment obligations than higher-rated companies. If an underlying fund purchases mortgage-backed or asset-backed securities, the Portfolio will also be subject to the risks of these investments.


Average Annual Total Returns (for the periods ended 12/31/99)

                                       Past          Past        Past
                                     One Year      5 Years     Ten Years
                                     --------      -------     ---------
Portfolio (after sales charge)        (2.78%)       8.69%        7.54%
Lehman Gov't/CB Total Index           (2.15%)       7.61%        7.65%

[TABULAR REPRESENTATION OF BAR CHART]

1990              0.31%
1991             18.78%
1992              6.34%
1993              9.00%
1994             -1.15%
1995             19.26%
1996              8.25%
1997             13.50%
1998              6.44%
1999              2.86%

During the 10-year period shown in the bar chart, the highest return for a quarter was 8.02% (quarter ended March 31, 1991) and the lowest return for a quarter was (6.44)% (quarter ended Sept. 30, 1990).


--------------------------------------------------------------------------------
The bar chart and table shown above provide an indication of the risks of investing in Class A Shares of the Managed Total Return Portfolio by showing changes in the Portfolio's performance from year to year over a 10-year period and by showing how the Portfolio's average annual returns for one, five and ten years compared to those of a broad-based securities market index. Lehman Brothers Government/Corporate Bond Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. This index is unmanaged; actual investments may not be made in an index. Moreover, the index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by their potential rewards.
--------------------------------------------------------------------------------

Bond Portfolio
--------------------------------------------------------------------------------
What is the Portfolio's goal?

A high level of current income.

What types of funds does the Portfolio invest in?

The Portfolio offers income-oriented investors an opportunity to participate in bond funds that invest in income-producing securities. These underlying funds will invest primarily in corporate, U.S. government, and mortgage securities with short-, intermediate- and long-term maturities. The Portfolio may also invest without limitation in underlying funds that invest significantly in corporate bonds rated below investment grade, commonly referred to as "junk bonds."

What are the risks of investing in the Portfolio?

The income and bond funds that the Portfolio may own invest in debt securities, the price of which can be expected to decrease when interest rates increase. These funds may also purchase high yield/high risk securities of lower-rated companies that are more likely to default on their payment obligations than higher-rated companies. To the extent an underlying fund may purchase mortgage-backed or asset-backed securities, the Portfolio will also be subject to the risks of these investments.


Average Annual Total Returns (for the periods ended 12/31/99)

                                     Past          Past        Past
                                   One Year      5 Years     Ten Years
                                   --------      -------     ---------
Portfolio                           (2.51)%        5.78%        6.09%
Lehman Gov't/CB Total Index         (2.15)%        7.61%        7.65%


[TABULAR REPRESENTATION OF BAR CHART]

1990               4.81%
1991              14.81%
1992               7.14%
1993              10.57%
1994              -4.29%
1995              15.89%
1996               2.27%
1997               7.80%
1998               6.31%
1999              -2.51%

During the 10-year period shown in the bar chart, the highest return for a quarter was 5.48% (quarter ended Sept. 30, 1991) and the lowest return for a quarter was (2.63)% (quarter ended Dec. 31, 1994).


--------------------------------------------------------------------------------
The bar chart and table shown above provide an indication of the risks of investing in Class A Shares of the Bond Portfolio by showing changes in the Portfolios' performance from year to year over a 10-year period and by showing how the Portfolio's average annual returns for one, five and ten years compared to those of a broad-based securities market index. Lehman Brothers Government/Corporate Bond Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non- convertible domestic bonds of companies in industry, public utilities and finance. This index is unmanaged; actual investments may not be made in an index. Moreover, the index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Portfolio's investment risks are balanced by their potential rewards.
--------------------------------------------------------------------------------

WHAT ARE THE PORTFOLIOS' FEES AND EXPENSES?
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay when you buy, hold, and redeem shares of Class A or Class B Shares of each of the Portfolios.

SHAREHOLDER FEES (Fees Paid Directly By You)

                                                                                  Class A        Class B
                                                                                  -------        -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price) .....................................................        5.50%(1)        None
Maximum Deferred Sales Charge (Load)
  (as a percentage of original purchase price or redemption proceeds,
  as applicable) .........................................................        0.00%           5.00%(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and
  other Distributions) (as a percentage of offering price) ...............        None            None
Redemption Fee (as a percentage of amount redeemed, if applicable) .......        None            None
Exchange Fee .............................................................        None            None

ANNUAL OPERATING EXPENSES (Maximum Expenses that Could be Deducted from a Portfolio's Assets)* -- CLASS A SHARES


                                                                Growth                    Managed
                                       Aggressive                with                      Total
                                         Growth      Growth     Income    International    Return      Bond
                                       ----------    ------     ------    -------------    ------      ----
Management Fee .....................      0.50%       0.50%      0.50%        0.50%         0.50%      0.50%
Distribution (12b-1) and
  Shareholder Service Expenses .....      0.25%       0.25%      0.25%        0.25%         0.25%      0.25%
 Other Expenses ....................      1.07%       1.25%      1.19%        2.09%         1.20%      2.05%
------------------------------------------------------------------------------------------------------------
 Total Operating Expenses ..........      1.82%       2.00%      1.94%        2.84%         1.95%      2.80%
  Fee Waiver and/or Expense
    Reimbursements (3) .............      0.22%       0.40%      0.34%        0.50%         0.04%      0.50%
------------------------------------------------------------------------------------------------------------
 Net Expenses ......................      1.60%       1.60%      1.60%        2.34%         1.91%      2.30%


ANNUAL OPERATING EXPENSES (Maximum Expenses that Could be Deducted from a Portfolio's Assets)* -- CLASS B SHARES


                                                                          Growth                         Managed
                                             Aggressive                    with                           Total
                                               Growth        Growth       Income     International       Return
                                             ----------      -------      ------     -------------       ------
Management Fee .........................        0.50%         0.50%        0.50%          0.50%           0.50%
Distribution (12b-1) and
  Shareholder Service Expenses .........        1.00%         1.00%        1.00%          1.00%           1.00%
Other Expenses .........................        1.07%         1.25%        1.19%          2.09%           1.20%
---------------------------------------------------------------------------------------------------------------
 Total Operating Expenses ..............        2.57%         2.75%        2.69%          3.59%           2.70%
  Fee Waiver and/or Expense
    Reimbursements (3) .................        0.22%         0.40%        0.34%          0.50%           0.04%
---------------------------------------------------------------------------------------------------------------
 Net Expenses ..........................        2.35%         2.35%        2.35%          3.09%           2.66%


 * Expenses are expressed as a percentage of each Portfolio's Class A and Class B Shares.
(1) The Bond Portfolio does not currently impose a sales charge. (2) For shareholders of Class B Shares, the maximum deferred sales charge
    (load) is 5.00% in the first year declining to 1.00% in the seventh year and 0.00% thereafter. For a more complete description, see "Contingent Deferred Sales Charge". Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately nine years after purchase.

(3) Freedom Capital Management Corporation has contractually agreed to waive fees to limit the expenses of the Portfolios. This arrangement will terminate on January 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio's Class A and B Shares with the cost of investing in other mutual
funds.     The Example assumes that you invest $10,000 in the Portfolio's Class
A and B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Class A and B Shares' operating expenses remain the same during the period. Each of the examples assumes that the fee waivers and expense reimbursements to the Portfolio's operating expenses are in effect for only the first year of the 1, 3, 5 or 10-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS A SHARES
(Payment of the maximum sales charge/with or without redemption).


                                                Growth                Managed
                      Aggressive                 with                 Total
                        Growth       Growth     Income      Bond      Return     International
                      ----------     ------     ------      ----      -------    -------------
1 Year ...........      $  704       $  704     $  704     $  770      $  733        $  774
3 Years ..........      $1,071       $1,106     $1,095     $1,326      $1,125        $1,337
5 Years ..........      $1,462       $1,534     $1,510     $1,906      $1,541        $1,925
10 Years .........      $2,553       $2,719     $2,664     $3,472      $2,697        $3,508


CLASS B SHARES
(Payment of the maximum sales charge/Expenses assuming redemption).


                                          Growth   Managed
                    Aggressive             with     Total
                      Growth     Growth   Income   Return   International
                    ----------   ------   ------   ------   -------------
1 Year ...........    $  738     $  738   $  738   $  769      $  812
3 Years ..........    $1,199     $1,235   $1,223   $1,253      $1,467
5 Years ..........    $1,566     $1,639   $1,615   $1,645      $2,030
10 Years .........    $2,889     $3,051   $2,997   $3,029      $3,821


CLASS B SHARES
(Payment of the maximum sales charge/Expenses assuming no redemption).


                                          Growth   Managed
                    Aggressive             with     Total
                      Growth     Growth   Income   Return   International
                    ----------   ------   ------   ------   -------------
1 Year ...........    $  238     $  238   $  238   $  269      $  312
3 Years ..........    $  779     $  815   $  803   $  835      $1,054
5 Years ..........    $1,346     $1,419   $1,395   $1,426      $1,817
10 Years .........    $2,889     $3,051   $2,997   $3,029      $3,821

INVESTMENT APPROACH AND MAIN RISKS OF INVESTING IN FUNDMANAGER PORTFOLIOS
--------------------------------------------------------------------------------

What is the investment approach of the Portfolios?

The Portfolios' fund-of-funds investment approach relieves you from having to select from over 9,000 mutual fund investment choices in existence today. The Adviser utilizes a disciplined research and investment selection process to choose generally from 6 to 10 mutual funds for each Portfolio with complementary investment styles. This provides you with a broader diversification than may be available in one mutual fund. It also offers you a wider range of portfolio management talent, investment styles, companies, industries and markets than may be available through one mutual fund. Also, with the broader diversification of a fund-of-funds investment approach, the Adviser seeks to minimize the volatility associated with owning a single mutual fund. Plus, the Portfolios may be able to invest in institutional funds that are unavailable to individual investors and may qualify to invest in funds for lower or no sales charges. However, there are duplicate expenses associated with a fund-of-funds structure (such as advisory, custodian, administrative costs, etc.) which can affect your return.

Before a fund is chosen for the Portfolios, it must meet the strict investment criteria of the Adviser. These criteria include one or more of the following factors:

- the fund's investment style (Is it clearly defined and consistently applied? Does it complement rather than duplicate the styles of other selected funds?);

- the depth of the portfolio manager's research capability (What kind of internal research staff exists? How long is the portfolio manager's tenure?);

- overlap of the fund's portfolio securities with other selected funds;

- the presence of a long-term, consistent performance history; and

- direct access to the portfolio manager.

The Adviser will allocate each Portfolio's assets among the underlying funds in which it invests in a manner that in the Adviser's judgment, will most likely achieve a Portfolio's goals.

The Growth Portfolio, Managed Total Return Portfolio, and Bond Portfolio have the following additional characteristics.

Growth Portfolio and Bond Portfolio utilize a core/non-core selection of funds. The "core" component generally consists of unmanaged, index-like mutual funds that maintain fairly consistent securities holdings and thereby are lower cost investments with performance that tracks or models certain securities indices. There is generally low turnover rates for these core mutual fund holdings. This core component is supplemented by a "non-core" selection of mutual funds, which are actively managed mutual funds employing various complementary investment styles. The non-core component tends to have a correspondingly higher portfolio turnover rate than the core holdings.

Managed Total Return Portfolio utilizes an ongoing assessment of the relative risk-reward of various classes of assets (such as stock, balanced, bond and money market funds) deemed appropriate by the Adviser based on past experience and analysis of current financial and economic conditions.

What are the main risks of investing in the Portfolios?

As a "fund-of-funds," the FundManager Portfolios invest primarily in other mutual funds that invest in a wide variety of securities and use various investment practices. The securities in which underlying funds invest and the practices they utilize are subject to risks; therefore, a Portfolio will be subject to the same risks as the underlying funds in which it invests.

General Risks. An investment in any of the FundManager Portfolios is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal types of securities in which underlying funds invest generally fall into two broad categories: equity securities (stocks) and debt securities (bonds).

Equity Securities Risks. Equity securities are subject to fluctuations in the stock market which has periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Small/Mid-Cap Risks. Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, investors should expect underlying funds which invest primarily in small-capitalization and medium-capitalization stocks, like the Aggressive Growth Portfolio, to be more volatile than and to fluctuate independently of, broad stock market indices such as the S&P 500.

Foreign Securities Risks. The International Portfolio will invest primarily in international mutual funds that invest significantly in foreign securities. Foreign securities pose additional risks over domestic securities because foreign economic, governmental, and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries, and citizen's rights, which can have an adverse impact on investments. Other risk factors related to foreign securities include: rates of inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, currency exchange rates, and accounting standards. In addition, a fund may incur higher costs and expenses when making foreign investments, which could impact the fund's performance. If an underlying fund invests primarily in a particular country or region, it may be adversely affected by the above factors or events particular to that country or region.

Foreign securities in which the underlying funds invest may be listed on foreign stock exchanges and may trade on weekends and other days when the underlying funds or the Portfolios do not price their shares. As a result, an underlying fund's net asset value ("NAV") may be significantly affected by trading on days when the Adviser does not have access to the portfolio and shareholders cannot purchase or redeem shares.

Foreign securities may be denominated in foreign currencies. Therefore, the value of an underlying fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although underlying funds value their assets daily in U.S. dollars, they generally do not convert their holding of foreign currencies to U.S. dollars daily. Therefore, the underlying fund may be exposed to currency risks over an extended period of time.

Debt Securities Risks. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and the underlying fund's NAV may go down.

In addition, debt securities with longer maturities or durations will experience greater price volatility than those with shorter maturities or durations, and an underlying fund's NAV can be expected to fluctuate accordingly.

The credit quality of a debt security is based upon the ability of the issuer to repay the security. Payments on a debt security may not be paid when due. If the credit quality of securities declines, the underlying fund's NAV could go down.
    If interest rates are declining, an issuer may repay a debt security held in the underlying fund's portfolio prior to its maturity. If this occurs, the adviser to this underlying fund may have to reinvest the proceeds in debt securities paying lower interest rates resulting in lower yields to the
underlying fund.      Prepayment/Call Risks. Certain types of debt securities,
such as asset-backed and mortgage-backed securities, are subject to risks of prepayment which generally occur when interest rates fall. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Reinvesting these prepayments in a lower interest rate environment will reduce an underlying fund's income. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures
or defaults on the underlying obligations.     The issuer of debt securities may
have the right to prepay principal earlier than scheduled, which is commonly referred to as a "call." Issuers are more likely to exercise call features when interest rates decrease. If a security owned by an underlying fund is called, the fund will have to reinvest the proceeds in lower-yielding instruments. Call features may also negatively affect the value of a debt security.

High Yield Securities Risks. Each of the Portfolios may invest in underlying funds that invest in high-yield securities, also known as junk bonds. These securities generally have greater risks than higher quality debt obligations because, in comparison, their prices are more volatile, they have less favorable credit ratings, and their trading market may be limited. High yield bonds are also negatively impacted by economic downturns and declining equity valuations. In return for their higher risks, they offer the potential for higher yields. However, there is no guarantee that their total return will exceed that of higher quality debt obligations.

Foreign Debt Securities. To the extent the International Portfolio or an underlying fund invests in foreign debt securities, the same foreign securities risks described above will apply.

Fund-of-Funds Risks. The Portfolios are subject to some risks that are unique to a fund-of-funds structure. As noted above, there may be certain duplicate expenses that are charged by both the Portfolio and an underlying fund, such as advisory or custodial fees. There are also additional regulations imposed on a fund-of-funds that may affect how much the Portfolios can invest in the underlying fund and a Portfolio's ability to timely redeem its investment when the Portfolio owns more than 1% of an underlying fund since an underlying fund may have the right to restrict such redemptions. In such an event, a portion of such investments may be treated as an illiquid investment and subject to the Portfolios' 15% limit on illiquid investments.

Portfolio Turnover

The funds in which the Portfolios invest may actively trade their portfolios. A higher portfolio turnover rate involves greater transaction expenses which are borne directly by a fund (and thus, indirectly by its shareholders), and impact fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that fund's shareholders, are taxable to them.

Temporary Defensive Investments

The Portfolios may temporarily depart from their principal investment strategies by investing up to 100% of their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Portfolios to forego greater investment returns for the safety of principal, that is, the original amount invested by shareholders.

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

What do Shares cost?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) is open. When the Trust receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is the net asset value (NAV) plus any applicable sales charge. NAV is determined at the end of regular trading (normally 4 p.m.
Eastern time) each day the NYSE is open.

The NAV and public offering price of the Portfolios are listed in your newspaper's mutual fund quotations section under the heading "FUNDMANAGER PORTFOLIOS."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in a Portfolio. Keep in mind that financial intermediaries may charge you fees for their services in connection with your share transactions.

                              Minimum                     Maximum
                             Initial/       Maximum      Contingent
                            Subsequent     Front-End      Deferred
                            Investment       Sales         Sales
                            Amounts(1)     Charge(2)     Charge(3)
                            ----------     ---------     ---------
Class A Shares .........    $1000/$100       5.50%          None
Class B Shares .........    $1000/$100       None           5.00%

(1) The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively, except that there are no minimum initial investment amounts for FundManager prototype defined contribution plans. The minimum subsequent investment amounts for Automatic Investment Plans is $25. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Trust. Class B Shares will convert to Class A Shares at NAV approximately nine years after purchase.
(2) Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase Class A Shares" below. There is no sales charge imposed on purchases of the Bond Portfolio.
(3) See "Sales Charge When You Redeem Class B Shares" below.


Sales Charge When You Purchase Class A Shares*

                                               Sales Charge as     Sales Charge
                                                 a Percentage          as a
                                                  of Public         Percentage
Purchase Amount                                 Offering Price        of NAV
---------------                                 --------------     ------------
Less than $50,000 .........................          5.50%             5.82%
$50,000 but less than $100,000 ............          4.75%             4.99%
$100,000 but less than $250,000 ...........          3.75%             3.90%
$250,000 but less than $500,000 ...........          2.75%             2.83%
$500,000 but less than $1,000,000 .........          2.00%             2.04%
$1 million or greater(1) ..................          0.00%             0.00%

 *  There is no front-end sales charge imposed on purchases of the Bond
    Portfolio.

(1) Purchases of $1 million or more of Class A Shares will be made at NAV with no initial sales charge, but if the shares are redeemed within 24 months after the end of the calendar month in which the purchase was made, then a contingent deferred sales charge of 1.25% will be imposed on such redemption. Freedom Distributors pays a one-time sales commission of 1.00% to authorized dealers who initiate or are responsible for purchases of $1 million to $3 million of shares of the Portfolios, 0.50% on purchases from $3 million to $5 million, and 0.25% on purchases over $5 million.

In some situations, Class A Shares may be purchased without a sales charge.

There is no sales charge on Class A Shares purchased with reinvested dividends and distributions. In addition, certain types of individuals may purchase shares no-load:

- Shareholders that owned Financial Adviser Class Shares (now renamed Class A Shares) as of January 31, 1998;

- Trustees, officers, and employees (including retired employees) of the Trust, Freedom Capital Management, Edgewood Services, Inc., Freedom Distributors Corporation, Tucker Anthony, Incorporated, and Sutro & Co., Inc. (the "Distributors"), and their affiliates;

- Investment advisory clients of the Adviser;

- Employees or registered representatives of dealers and other financial institutions that have a sales agreement with the Distributors; and

- Immediate family members (spouses and children under the age of 21) of the aforementioned persons.

In addition, no sales charge is imposed on:

- Any trust company or bank trust department which exercises discretionary investment authority and holds unallocated accounts in a fiduciary, agency, custodial or similar capacity;

- Trustees or other fiduciaries purchasing Class A Shares for employee benefit plans of employers with ten or more employees;

- Class A Shares purchased through the Adviser's FundManager Advisory Program, "wrap accounts" or similar fee based programs sponsored by a registered investment adviser or financial institution; or

- Class A Shares purchased through investment professionals who elect not to receive any sales charge or commission on such purchase.

No sales charge is imposed on shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with the Trust which include a requirement that such shares be sold for the sole benefit of clients participating in a mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

Investors may purchase Class A Shares of each of the Portfolios at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission; or
(ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and the investor must notify his or her broker or financial institution in writing at the time the purchase is made, and the investor must present satisfactory evidence of the redemption. Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Portfolio Class A Shares under this method.

The sales charge on Class A Shares may be reduced or eliminated by:

- quantity purchases of shares;

- combining concurrent purchases of:

  * shares by you, your spouse, and your children under age 21; or

  * shares of the same class of two or more FundManager Portfolios (other than Bond Portfolio)

- accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous Class A Share purchases still invested in a Portfolio);

- signing a letter of intent to purchase a specific dollar amount of Class A Shares within 13 months (call the Trust for an application and more information); or

- using the reinvestment privilege.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional must notify the Trust's Distributors at the time of purchase. If you fail to notify a Distributor, you will receive the reduced sales charge only on additional purchases, and not retroactively on your previous purchases.

Quantity Discounts and Accumulated Purchases. As shown in the preceding sales charge schedule, larger purchases reduce the sales charge you will pay. The Trust will combine purchases of Class A Shares (other than Bond Portfolio since no sales charges are assessed) made on the same day by the investor and immediate family members when it calculates the sales charge. In addition, the sales charge is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If you purchase additional Class A Shares, the Trust will consider the previous purchases still invested in the same Portfolio. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $40,000 and the shareholder purchases $10,000 more at the current public offering price, the sales charge on the additional purchase would be 4.75%, not 5.50%, according to the sales charge schedule for Class A Shares.

Concurrent Purchases. You may also combine concurrent purchases of Class A Shares of more than one Portfolio (except the Bond Portfolio) to reduce the sales charge. For example, if you purchase $30,000 of Class A Shares of one Portfolio, and $20,000 in Class A Shares of another Portfolio, the sales charge would be reduced to 4.75%, according to the sales charge schedule for Class A Shares.

Letter of Intent. You may reduce the sales charge by signing a letter of intent that states the total amount of Class A Shares of the Portfolios (except Bond Portfolio) you intend to purchase over the next 13 months, which must be at least $50,000. The Trust's custodian bank will hold up to 5.50% of the total amount intended to be purchased in escrow (in Class A Shares) until such purchase is completed. The sales charge you will pay will be adjusted depending on the total amount you actually purchase over the 13-month period.

The Class A Shares held in escrow will be released when you have purchased the amount specified in the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of Class A Shares in escrow may be redeemed in order to realize the difference in the sales charge.

While this letter of intent will not obligate the shareholder to purchase Class A Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. When you sign the letter of intent, you will receive a credit towards the fulfillment of the letter of intent for your current FundManager Portfolio account balances, excluding Bond Portfolio. However, prior trade prices will not be adjusted.

Reinvestment Privilege. If you redeem Class A Shares, you may reinvest the redemption proceeds within 120 days without any sales charge at the current NAV. The Distributors must be notified by the shareholder in writing or by the shareholder's financial intermediary of the reinvestment in order to eliminate a sales charge.

Sales Charge When You Redeem Class B Shares

When you redeem Class B Shares, you may pay a sales charge, commonly referred to as a contingent deferred sales charge (CDSC), depending on how long ago you purchased the shares.

Shares Held Up To:              CDSC
--------------------------   ----------
1 year ...................      5.00%
2 years ..................      4.00%
3 years ..................      4.00%
4 years ..................      3.00%
5 years ..................      2.00%
6 years ..................      2.00%
7 years ..................      1.00%
8 years or more ..........      0.00%

You will not be charged a CDSC when redeeming Class B Shares:

- purchased with reinvested dividends or capital gains;

- that you exchange into Class B Shares of another FundManager Portfolio where the original and exchanged shares were held in the aggregate for eight years or more;

- purchased through financial intermediaries that did not receive advanced sales payments; or

- following the complete disability of the shareholder, as defined by the IRS.

In addition, you will not be charged a CDSC:

- when a Portfolio redeems your Class B Shares and closes your account for failing to meet the minimum balance requirement;

- if your redemption is a required retirement plan distribution;

- upon the death of the shareholder(s) of the account or the redemption of Class B Shares by a designated beneficiary.

If your redemption qualifies, you or your investment professional must notify the Distributor at the time of redemption to eliminate the CDSC.

To keep the sales charge as low as possible, the Trust sells your Class B Shares in the following order:

- Class B Shares that are not subject to a CDSC;

- Class B Shares held the longest; and

- then, the CDSC is based on the NAV at the time you purchased or redeemed those Class B Shares, whichever is lower.

How To Purchase Shares

You may purchase shares through an investment professional, directly from the Portfolios, or through an exchange from another FundManager Portfolio.

If you do not specify the Class choice on your form of payment, you will automatically receive Class A Shares.

- The Fund reserves the right to reject any request to purchase or exchange shares.

Through an Investment Professional

- Establish an account with your investment professional; and

- Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4 p.m. Eastern time). You will receive that day's NAV if the investment professional forwards the order to the Trust on the same day and the Trust receives payment within three business days. You will become the owner of the shares and receive dividends when the Trust receives your payment.

- Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

Directly from the Portfolios

- Establish your account with the Trust by submitting a completed account application; and

- Send your payment to the Trust by Federal Reserve wire or check.

You will become a shareholder and your shares will be priced at the NAV on the day the Trust receives your wire or your check.

An institution may establish an account and place an order by calling the Trust and the shares will be priced at the NAV on the day the Trust receives the order.

By Wire. Send your wire to:

     State Street Bank and Trust Company, Boston, MA
     ABA Number 011000028
     Attention: TRANSFER AGENT
     Wire Order Number, Dealer Number,
     or Group Number
     Dollar Amount
     For Credit to: FundManager Portfolios --
     (Name of Portfolio, Name of Class,
       Account Name and Number).

You cannot purchase shares by wire on holidays when wire transfers are restricted.

By Check. Make your check payable to (Portfolio/Class Name), note your account number on the check, and mail it to:

     Federated Shareholder Services Company
     P.O. Box 8609, Boston, MA 02266-8609.

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

     Federated Shareholder Services Company
  1099 Hingham Street, Rockland, MA 02370-3317.

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Trust will not accept third-party checks (checks originally payable to someone other than the Portfolio). If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Portfolio or its transfer agent incurs.

Through an Exchange

You may purchase shares through an exchange from the same share Class of another FundManager Portfolio. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have a common owner.

By Automatic Investment Plan

Once you have opened an account, you may automatically purchase additional shares on a regular basis (at $25 minimum in monthly, quarterly, semiannual or annual intervals) by completing the Automatic Investment Plan section of the account application or contacting the Trust or your investment professional.

Retirement Investments

You may purchase shares as retirement investments (such as qualified plans and IRAs). Application forms and further information about qualified retirement plans, including applicable fees, are available from the Trust or a Distributor upon request. To request this information or to ask a question about investing for retirement, call the Trust or one of the Distributors. We suggest that you discuss these retirement investments with your tax adviser. You may be charged an IRA account fee.

FundManager Advisory Program

The Adviser, through the FundManager Advisory Program (the "Program"), provides discretionary advisory services in connection with investments among the Portfolios. Under the Program, investment executives help investors identify their financial objectives, preferences and risk tolerances. Based on this evaluation of the investor's financial goals and circumstances, the Adviser allocates the investor's assets among some or all of the Portfolios and either Automated Cash Management Trust, California Municipal Cash Trust, or New York Municipal Cash Trust money market funds. The Adviser will adjust each investor's Program portfolio among these money market funds and the Portfolios from time to time based on the Adviser's assessment of the economy, interest rates, the financial markets and worldwide macro-economic events. Investors receive periodic reports (at least quarterly) containing an analysis and evaluation of the investor's portfolio. Investment executives may review the quarterly report with the investor, monitor identified changes in the investor's financial characteristics and communicate any changes to the Adviser.

How to Redeem and Exchange Shares

You should redeem or exchange shares:

- through an investment professional if you purchased shares through an investment professional or the Program; or

- directly from the Trust if you purchased shares directly from the Trust.

Through an Investment Professional

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Trust receives the order from your investment professional.

Directly from the Portfolios

By Telephone. You may redeem or exchange shares by calling the Trust at 1-800-344-9033 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail. You may redeem or exchange shares by mailing a written request to the Trust.

You will receive a redemption amount based on the NAV on the day your written request is received by the Trust in proper form.

Send requests by mail to:

     Federated Shareholder Services Company
     P.O. Box 8609, Boston, MA 02266-8609.

Send requests by private courier or overnight delivery service to:

     Federated Shareholder Services Company
     1099 Hingham Street
     Rockland, MA 02370-3317


All requests must include:

- Portfolio/Class Name, registered account name and number;

- amount to be redeemed or exchanged;

- signatures of all shareholders exactly as registered; and

- if exchanging, the Portfolio/Class Name, registered account name and number into which you are exchanging.

Signature Guarantees. Signatures must be guaranteed if:

- your redemption is to be sent to an address other than the address of record;


- your redemption is to be sent to an address of record that was changed within the last thirty days; or

- a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Payment Options

Your redemption proceeds will be mailed by check to your address of record. However, the following payment options are available if you complete the appropriate authorization form. These payment options require a signature guarantee if they were not established prior to redeeming shares:

- an electronic transfer to your depository account at a financial institution that is an ACH member; or

- wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

- to allow your purchase payment to clear;

- during periods of market volatility; or

- when a shareholder's trade activity or amount adversely impacts a Portfolio's ability to manage its assets.

Exchange Privileges

You may exchange shares of a FundManager Portfolio into shares of the same Share class of another FundManager Portfolio with common account owners, or shares of Automated Cash Management Trust-Institutional Service Shares, New York Municipal Cash Trust or California Municipal Cash Trust at net asset value. To do this, you must:

- meet any minimum initial investment requirements; and

- receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. You will be subject to a CDSC when exchanging Class B Shares of the Portfolios to shares of Automated Cash Management Trust, California Municipal Cash Trust or New York Municipal Cash Trust. Signatures must be guaranteed if you request an exchange into another Portfolio with a different shareholder registration.

Class B Shares of a Portfolio may be exchanged into Class B Shares of another Portfolio without being assessed a CDSC. The time you held the original Class B Shares will be credited to your exchanged shares for purposes of computing any applicable CDSC when you redeem the exchanged shares.

The Trust may modify or terminate the exchange privilege at any time. The Trust's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Portfolios and other shareholders. If this occurs, the Trust or management may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing shares of other Portfolios.

When exchanging into and out of Portfolios with a sales charge and Portfolios without a sales charge, shareholders who have paid a sales charge once upon purchasing shares of any Portfolio, including those shares acquired by the reinvestment of dividends, will not have to pay a sales charge again on an exchange. Class A Shares of the Bond Portfolio acquired by direct purchase may be exchanged for Class A Shares of the other Portfolios with a sales charge at NAV plus the applicable sales charge.

For further information on exchanging shares, you should contact the Trust or their investment professional.

Systematic Withdrawal/Exchange Program

You may automatically redeem or exchange shares on a regular basis by completing the appropriate form or contacting your investment professional or the Trust. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.

Systematic Withdrawal Program (SWP) On Class B Shares. You will not be charged a CDSC on SWP redemptions if:

- you redeem 10% or less of your account value in a single year;

- you reinvest all dividends and capital gains distributions;

- your account has at least a $50,000 balance when you establish the SWP (you cannot aggregate multiple Class B Share accounts to meet this minimum balance); and

- you withdraw a minimum of $500 per month.

You will be subject to a CDSC on redemption amounts that exceed the 10% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

Additional Conditions

Telephone Transactions. The Trust will record your telephone instructions. If the Trust does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will notify you if it changes telephone transaction privileges.


Share Certificates. The Portfolios do not issue share certificates. Redemptions in-kind. Large cash redemptions may be detrimental to the best interests of a Portfolio and its shareholders. A Portfolio may pay redemption proceeds in whole or in part by a distribution of Portfolio securities (mutual fund shares or money market instruments), in lieu of cash, in conformity with applicable rules of the SEC. The Trust will, however, redeem Shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.


ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Dividends and Capital Gains

Dividends are paid to all shareholders invested in the Portfolios on the record date. The frequency of these distributions is as follows:


Portfolio                Dividends          Capital Gains (if any)
----------------------   ---------------   -----------------------
Aggressive Growth        Annually                  Annually
Growth                   Semi-Annually             Annually
Growth with Income       Quarterly                 Annually
International            Annually                  Annually
Managed Total Return     Quarterly                 Annually
Bond                     Monthly                   Annually

Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash pay-ment will be reinvested in shares and your distribution option will convert to automatic reinvestment.

If you purchase shares just before a Portfolio declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Portfolio declares a dividend or capital gain. Contact your investment professional or the Portfolios for information concerning the date dividends and capital gains will be paid.

Accounts with Low Balances

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $500 at the end of any month. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional shares to meet the minimum.

Tax Information

You will receive an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Portfolio. Capital gains distributions are taxable at different rates depending upon the length of time the Portfolio holds its assets.

With respect to the Aggressive Growth Portfolio, Growth Portfolio and International Portfolio, distributions are expected to be primarily capital gains. Bond Portfolio's distributions are expected to primarily be dividends. With respect to the Growth with Income Portfolio and Managed Total Return Portfolio, distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE TRUST?
--------------------------------------------------------------------------------

The Board of Trustees governs the Trust and each Portfolio. The Board selects and oversees the Adviser, Freedom Capital Management Corporation. The Adviser advises the Portfolios and manages the Portfolios' assets, including buying and selling portfolio securities, through the FundManager Division of Freedom Capital Management Corporation. The Adviser's address is One Beacon Street, Boston, MA 02108.

Adviser's Background

Freedom Capital Management Corporation, founded in 1930, serves as the investment adviser for each Portfolio. The Adviser provides a number of mutual funds and other clients with investment research and portfolio management services. Assets under the Adviser's supervision currently exceed $7 billion. The Adviser is an indirect, wholly-owned subsidiary of Freedom Securities Corporation, formerly known as JHFSC Acquisition Corp., a Delaware corporation. Freedom Securities

Corporation is located at One Beacon Street, Boston, Massachusetts 02108. In addition to managing the Portfolios, the Adviser also manages the Freedom Group of Money Market Funds.


The Portfolios have been managed by an investment committee since January, 1999.

Advisory Fees

The Adviser is entitled to receive an annual investment advisory fee equal to 0.50% of each Portfolio's average daily net assets up to $500 million and 0.40% of each Portfolio's average daily net assets in excess of $500 million.


DISTRIBUTION OF PORTFOLIO SHARES
--------------------------------------------------------------------------------

The Distributors

The Trustees have approved a Distribution Contract (the "Distribution Contract") between the Trust and each of Edgewood Services, Inc., Freedom Distributors Corporation, Tucker Anthony, Incorporated and Sutro & Co., Inc. pursuant to which each will serve as a Distributor of the Trust and of the shares of each of the Portfolios.

The Trust's Distributors market the Class A and Class B Shares to institutions or individuals, directly, or through financial intermediaries. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing shares.

Distribution Plan and Shareholder Servicing Arrangements

The Portfolios have adopted a Distribution Plan under Rule 12b-1 under the Investment Company Act of 1940, which allows them to pay a distribution and shareholder servicing fee of up to 0.25% of the Class A Shares assets and up to 1.00% of the Class B Shares assets. Payments under the Distribution Plan are designed to compensate the Distributors for costs and expenses incurred by the Distributors in connection with the sale, distribution and customer servicing of the Portfolios' Class A Shares and Class B Shares. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than shares with different sales charges and marketing fees.

Financial Information
--------------------------------------------------------------------------------

Financial Highlights

The financial highlights of Class A Shares and Class B Shares will help you understand each Portfolio's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions.

This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolios' audited financial statements, is included in the Annual Report. The Annual Report is incorporated by reference into and accompanies the Portfolio's Statement of Additional Information. It is available upon request free of charge.

Aggressive Growth Portfolio -- Class A Shares
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                            Year Ended September 30,

------------------------------------------------------------------------
                                                     1999          1998            1997
1996           1995(a)
                                                   -------       -------         -------
-------          -------
Net Asset Value, beginning of period .........     $ 14.07       $ 18.44         $ 16.80           $
18.31          $ 15.57
                                                   -------       -------         -------
-------          -------
Income from investment operations
 Net investment income (loss) ................       (0.30)         0.16           (0.12)(b)
0.12(b)         (0.13)
 Net realized and unrealized gain (loss)
   on investments ............................        4.65         (2.34)           3.75
1.64             3.70
                                                   -------       -------         -------
-------          -------
Total from investment operations .............        4.35         (2.18)           3.63
1.76             3.57
                                                   -------       -------         -------
-------          -------
Less distributions
 Distributions from net investment
   income ....................................          --         (0.38)          (0.07)
(0.38)              --
 Distributions from net realized gain on
   investments ...............................       (1.95)        (1.81)          (1.92)
(2.89)           (0.83)
                                                   -------       -------         -------
-------          -------
Total distributions ..........................       (1.95)        (2.19)          (1.99)
(3.27)           (0.83)
                                                   -------       -------         -------
-------          -------
Net Asset Value, end of period ...............     $ 16.47       $ 14.07         $ 18.44           $
16.80          $ 18.31
                                                   =======       =======         =======
=======          =======
Total return(c) ..............................       31.58%       (13.03)%         24.16%
12.10%           24.30%
Ratios/Supplemental data
 Net assets, end of period (in 000's) ........     $16,884       $23,994         $36,200
$38,944          $33,668
 Ratio of expenses to average net assets .....        1.74%         1.78%           1.59%
1.67%            1.65%
 Ratio of net investment income (loss) to
   average net assets ........................       (1.11)%       (0.74)%         (0.70)%
0.74%           (0.68)%
 Ratio of expense waivers to average net
   assets(d) .................................        0.21%           --            0.03%
0.06%              --
 Portfolio turnover ..........................          63%           38%             56%
158%              50%
Paid from realized net short-term gain .......          --            --         $  0.28           $
0.27          $  0.04
-----------------------------------------------------------------------------------------------------------------------------

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.
(b) Per share information is based on average shares outstanding. (c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective January 8, 1999, the Portfolio imposes a maximum sales charge of 5.50%.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Aggressive Growth Portfolio -- Class B Shares
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                  Period Ended
                                                                 September 30,
                                                                    1999(a)
                                                                 -------------
Net Asset Value, beginning of period .........................      $15.52
                                                                    ------
Income from investment operations
 Net investment loss .........................................       (0.08)
 Net realized and unrealized gain on investments .............        0.96
                                                                    ------
Total from investment operations .............................        0.88
                                                                    ------
Less distributions
 Distributions from net investment income ....................          --
 Distributions from net realized gain on investments .........          --
                                                                    ------
Total distributions ..........................................          --
                                                                    ------
Net Asset Value, end of period ...............................      $16.40
                                                                    ======
Total return(b) ..............................................        5.67%(d)
Ratios/Supplemental data
 Net assets, end of period (in 000's) ........................      $  745
 Ratio of expenses to average net assets .....................        2.92%(e)
 Ratio of net investment loss to average net assets ..........       (2.46)%(e)
 Ratio of expense waivers to average net assets(c) ...........        0.21%
 Portfolio turnover ..........................................          63%
Paid from realized net short-term gain .......................          --
------------------------------------------------------------------------------

(a) Class B Shares of the Portfolio commenced investment operations on February 22, 1999.
(b) Based on net asset value.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Total return for the period from commencement of operations through end of period and is not annualized.
(e) Annualized.

Growth Portfolio -- Class A Shares
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                              Year Ended September 30,

-------------------------------------------------------------------------
                                                     1999          1998            1997
1996           1995(a)
                                                   -------       -------         -------
-------          -------
Net Asset Value, beginning of period .........     $ 14.81       $ 17.81         $ 14.99           $
16.14          $ 14.09
                                                   -------       -------         -------
-------          -------
Income from investment operations
 Net investment income (loss) ................       (0.10)         0.18            0.04(b)
0.01(b)         (0.02)
 Net realized and unrealized gain (loss)
   on investments ............................        3.73         (0.48)           4.91
1.85             2.99
                                                   -------       -------         -------
-------          -------
Total from investment operations .............        3.63         (0.30)           4.95
1.86             2.97
                                                   -------       -------         -------
-------          -------
Less distributions
 Distributions from net investment
   income ....................................          --         (0.26)          (0.30)
(0.24)              --
 Distributions from net realized gain on
   investments ...............................       (1.83)        (2.44)          (1.83)
(2.77)           (0.92)
                                                   -------       -------         -------
-------          -------
Total distributions ..........................       (1.83)        (2.70)          (2.13)
(3.01)           (0.92)
                                                   -------       -------         -------
-------          -------
Net Asset Value, end of period ...............     $ 16.61       $ 14.81         $ 17.81           $
14.99          $ 16.14
                                                   =======       =======         =======
=======          =======
Total return(c) ..............................       24.91%        (2.21)%         36.92%
13.46%           22.60%
Ratios/Supplemental data
 Net assets, end of period (in 000's) ........     $17,400       $29,431         $32,835
$26,639          $26,022
 Ratio of expenses to average net assets .....        1.57%         1.70%           1.65%
1.61%            1.71%
 Ratio of net investment income (loss) to
   average net assets ........................       (0.58)%       (0.32)%          0.23%
0.05%           (0.11)%
 Ratio of expense waivers to average net
   assets(d) .................................        0.15%           --            0.05%
0.06%              --
 Portfolio turnover ..........................          62%           33%             95%
93%              68%
Paid from realized net short-term gain .......          --       $  0.28         $  0.12           $
0.48          $  0.10
-----------------------------------------------------------------------------------------------------------------------------

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.
(b) Per share information is based on average shares outstanding. (c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective January 8, 1999, the Portfolio imposes a maximum sales charge of 5.50%.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Growth Portfolio -- Class B Shares
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                 Period Ended
                                                                 September 30,
                                                                     1999(a)
                                                                 -------------
Net Asset Value, beginning of period .........................      $16.16
                                                                    ------
Income from investment operations
 Net investment loss .........................................       (0.08)
 Net realized and unrealized gain on investments .............        0.47
                                                                    ------
Total from investment operations .............................        0.39
                                                                    ------
Less distributions
 Distributions from net investment income ....................          --
 Distributions from net realized gain on investments .........          --
                                                                    ------
Total distributions ..........................................          --
                                                                    ------
Net Asset Value, end of period ...............................      $16.55
                                                                    ======
Total return(b) ..............................................        2.41%(d)
Ratios/Supplemental data
 Net assets, end of period (in 000's) ........................      $  576
 Ratio of expenses to average net assets .....................        2.53%(e)
 Ratio of net investment loss to average net assets ..........       (1.36)%(e)
 Ratio of expense waivers to average net assets(c) ...........        0.15%
 Portfolio turnover ..........................................          62%
Paid from realized net short-term gain .......................          --
------------------------------------------------------------------------------

(a) Class B Shares of the Portfolio commenced investment operations on February 16, 1999.
(b) Based on net asset value.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Total return for the period from commencement of operations through end of period and is not annualized.
(e) Annualized.

Growth with Income Portfolio -- Class A Shares
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                           Year Ended September 30,

-----------------------------------------------------------------------
                                                     1999          1998           1997
1996           1995(a)
                                                   -------       -------        -------
-------          -------
Net Asset Value, beginning of period .........     $ 16.03       $ 18.97        $ 16.69           $
18.28          $ 15.99
                                                   -------       -------        -------
-------          -------
Income from investment operations
 Net investment income (loss) ................       (0.20)         0.37           0.26(b)
0.60(b)          0.27
 Net realized and unrealized gain (loss)
  on investments .............................        3.38         (0.62)          4.78
1.60             3.19
                                                   -------       -------        -------
-------          -------
Total from investment operations .............        3.18         (0.25)          5.04
2.20             3.46
                                                   -------       -------        -------
-------          -------
Less distributions
 Distributions from net investment
   income ....................................       (0.30)        (0.34)         (0.43)
(0.86)           (0.33)
 Distributions from net realized gain on
   investments ...............................       (1.73)        (2.35)         (2.33)
(2.93)           (0.84)
                                                   -------       -------        -------
-------          -------
Total distributions ..........................       (2.03)        (2.69)         (2.76)
(3.79)           (1.17)
                                                   -------       -------        -------
-------          -------
Net Asset Value, end of period ...............     $ 17.18       $ 16.03        $ 18.97           $
16.69          $ 18.28
                                                   =======       =======        =======
=======          =======
Total return(c) ..............................       20.40%        (1.61)%        34.27%
13.73%           23.30%
Ratios/Supplemental data
 Net assets, end of period (in 000's) ........     $19,878       $37,256        $37,274
$31,571          $35,643
 Ratio of expenses to average net assets .....        1.55%         1.61%          1.62%
1.77%            1.59%
 Ratio of net investment income to
   average net assets ........................        0.09%         0.16%          1.49%
3.57%            1.72%
 Ratio of waiver to average net assets(d)               --            --           0.05%
0.06%              --
 Portfolio turnover ..........................          16%           14%            61%
85%              12%
Paid from realized net short-term gain .......          --       $  0.31             --           $
0.06               --
----------------------------------------------------------------------------------------------------------------------------

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.
(b) Per share information is based on average shares outstanding. (c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective January 8, 1999, the Portfolio imposes a maximum sales charge of 5.50%.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Growth with Income Portfolio -- Class B Shares
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                 Period Ended
                                                                 September 30,
                                                                    1999(a)
                                                                 -------------
Net Asset Value, beginning of period .........................      $16.62
                                                                    ------
Income from investment operations
 Net investment loss .........................................       (0.07)
 Net realized and unrealized gain on investments .............        0.57
                                                                    ------
Total from investment operations .............................        0.50
                                                                    ------
Less distributions
 Distributions from net investment income ....................          --
 Distributions from net realized gain on investments .........          --
                                                                    ------
Total distributions ..........................................          --
                                                                    ------
Net Asset Value, end of period ...............................      $17.12
                                                                    ======
Total return(b) ..............................................        3.01%(d)
Ratios/Supplemental data
 Net assets, end of period (in 000's) ........................      $  282
 Ratio of expenses to average net assets .....................        2.89%(e)
 Ratio of net investment loss to average net assets ..........       (1.32)%(e)
 Ratio of expense waivers to average net assets(c) ...........          --
 Portfolio turnover ..........................................          16%
Paid from realized net short-term gain .......................          --
------------------------------------------------------------------------------

(a) Class B Shares of the Portfolio commenced investment operations on February 22, 1999.
(b) Based on net asset value.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Total return for the period from commencement of operations through end of period and is not annualized.
(e) Annualized.

Bond Portfolio -- Class A Shares
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                          Year Ended September 30,

---------------------------------------------------------------------
                                                     1999         1998           1997              1996
1995(a)
                                                   ------       -------        -------           -------
-------
Net Asset Value, beginning of period .........     $10.53       $ 10.28        $ 10.00           $ 10.21
$  9.66
                                                   ------       -------        -------           -------
-------
Income from investment operations
 Net investment income .......................       0.91          0.54           0.51(b)
0.52(b)         0.52
 Net realized and unrealized gain (loss)
   on investments ............................      (1.12)         0.32           0.31
(0.14)           0.49
                                                   ------       -------        -------           -------
-------
Total from investment operations .............      (0.21)         0.86           0.82
0.38            1.01
                                                   ------       -------        -------           -------
-------
Less distributions
 Distributions from net investment
   income ....................................      (0.48)        (0.61)         (0.54)
(0.59)          (0.46)
 Distributions from net realized gain on
   investments ...............................         --            --             --
--              --
                                                   ------       -------        -------           -------
-------
Total distributions ..........................      (0.48)        (0.61)         (0.54)
(0.59)          (0.46)
                                                   ------       -------        -------           -------
-------
Net Asset Value, end of period ...............     $ 9.84       $ 10.53        $ 10.28           $ 10.00
$ 10.21
                                                   ======       =======        =======           =======
=======
Total return(c) ..............................      (2.01)%        8.69%          8.45%
3.78%          10.80%
Ratios/Supplemental data
 Net assets, end of period (in 000's) ........     $9,512       $60,080        $63,557           $70,166
$77,419
 Ratio of expenses to average net assets .....       1.42%         1.47%          1.43%
1.47%           1.45%
 Ratio of net investment income to
   average net assets ........................       4.70%         4.69%          5.03%
5.14%           5.38%
 Ratio of expense waivers to average net
   assets(d) .................................         --            --           0.04%
0.05%             --
 Portfolio turnover ..........................         18%           33%           142%
93%             53%
-------------------------------------------------------------------------------------------------------------------------

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.
(b) Per share information is based on average shares outstanding. (c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Managed Total Return Portfolio -- Class A Shares
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                           Year Ended September 30,

----------------------------------------------------------------------
                                                     1999         1998           1997              1996
1995(a)
                                                   -------       ------        -------           -------
-------
Net Asset Value, beginning of period .........     $ 10.81       $12.06        $ 11.45           $ 11.65
$ 11.24
                                                   -------       ------        -------           -------
-------
Income from investment operations
 Net investment income .......................        0.39         0.29           0.28(b)
0.42(b)          0.28
 Net realized and unrealized gain (loss)
   on investments ............................        0.21        (0.08)          1.55
0.40             1.18
                                                   -------      -------        -------           -------
-------
Total from investment operations .............        0.60         0.21           1.83
0.82             1.46
                                                   -------      -------        -------           -------
-------
Less distributions
 Distributions from net investment
   income ....................................       (0.38)       (0.31)         (0.32)
(0.50)           (0.30)
 Distributions from net realized gain on
   investments ...............................       (1.43)       (1.15)         (0.90)
(0.52)           (0.75)
                                                   -------      -------        -------           -------
-------
Total distributions ..........................       (1.81)       (1.46)         (1.22)
(1.02)           (1.05)
                                                   -------      -------        -------           -------
-------
Net Asset Value, end of period ...............     $  9.60       $10.81        $ 12.06           $ 11.45
$ 11.65
                                                   =======      =======        =======           =======
=======
Total return(c) ..............................        5.56%        1.75%         17.42%
7.58%           14.30%
Ratios/Supplemental data
 Net assets, end of period (in 000's) ........     $16,781      $ 9,762        $11,606           $12,123
$14,749
 Ratio of expenses to average net assets .....        2.24%        2.65%          2.08%
2.21%            2.09%
 Ratio of net investment income to
   average net assets ........................        3.26%        1.40%          2.26%
3.68%            2.29%
 Ratio of expense waivers to average net
   assets(d) .................................        0.40%          --           0.11%
0.06%              --
 Portfolio turnover ..........................         127%          98%            73%
159%              50%
Paid from realized net short-term gain .......          --       $ 0.11             --           $
0.01               --
---------------------------------------------------------------------------------------------------------------------------

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.
(b) Per share information is based on average shares outstanding. (c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective January 8, 1999, the Portfolio imposes a maximum sales charge of 5.50%.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Managed Total Return Portfolio -- Class B Shares
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                 Period Ended
                                                                 September 30,
                                                                    1999(a)
                                                                 -------------
Net Asset Value, beginning of period .........................      $ 9.74
                                                                    ------
Income from investment operations
 Net investment income .......................................        0.17
 Net realized and unrealized loss on investments .............       (0.20)
                                                                    ------
Total from investment operations .............................       (0.03)
                                                                    ------
Less distributions
 Distributions from net investment income ....................       (0.11)
 Distributions from net realized gain on investments .........          --
                                                                    ------
Total distributions ..........................................       (0.11)
                                                                    ------
Net Asset Value, end of period ...............................      $ 9.60
                                                                    ======
Total return(b) ..............................................       (0.37)%(d)
Ratios/Supplemental data
 Net assets, end of period (in 000's) ........................      $   49
 Ratio of expenses to average net assets .....................        2.86%(e)
 Ratio of net investment loss to average net assets ..........       (2.76)%(e)
 Ratio of expense waivers to average net assets(c) ...........        0.50%
 Portfolio turnover ..........................................         127%
Paid from realized net short-term gain .......................          --
------------------------------------------------------------------------------

(a) Class B Shares of the Portfolio commenced investment operations on February 22, 1999.
(b) Based on net asset value.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Total return for the period from commencement of operations through end of period and is not annualized.
(e) Annualized.

International Portfolio -- Class A Shares
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:

                                                                     Year Ended      Period Ended
                                                                   September 30,     September 30,
                                                                        1999            1998(a)
                                                                   -------------     -------------
Net Asset Value, beginning of period ............................      $ 8.27          $ 10.00
                                                                       ------          -------
Income from investment operations
 Net investment loss ............................................       (0.18)           (0.07)(b)
 Net realized and unrealized gain (loss) on investments .........        3.02            (1.66)
                                                                       ------          -------
Total from investment operations ................................        2.84            (1.73)
                                                                       ------          -------
Less distributions
 Distributions from net investment income .......................          --               --
 Distributions from net realized gain on investments ............          --               --
                                                                       ------          -------
Total distributions .............................................          --               --
                                                                       ------          -------
Net Asset Value, end of period ..................................      $11.11          $  8.27
                                                                       ======          =======
Total return(c) .................................................       34.34%(d)       (17.30)%(d)
Ratios/Supplemental data
 Net assets, end of period (in 000's) ...........................      $5,543          $10,196
 Ratio of expenses to average net assets ........................        2.27%            2.72%(e)
 Ratio of net investment loss to average net assets .............       (0.70)%          (2.50)%(e)
 Ratio of expense waivers to average net assets .................        0.50               --
 Portfolio turnover .............................................          31%              18%
Paid from realized net short-term gain ..........................          --               --
---------------------------------------------------------------------------------------------------

(a) Portfolio commenced investment operations on June 6, 1998. (b) Per share information is based on average shares outstanding. (c) Total Return for the period from commencement of operations (June 6, 1998)
    through September 30, 1998, based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective January 8, 1999, the Portfolio imposed a maximum sales charge of 5.50%.
(d) Not annualized.
(e) Annualized.

International Portfolio -- Class B Shares
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the:


                                                                 Period Ended
                                                                 September 30,
                                                                    1999(a)
                                                                 -------------
Net Asset Value, beginning of period .........................      $ 9.48
                                                                    ------
Income from investment operations
 Net investment loss .........................................       (0.03)
 Net realized and unrealized gain on investments .............        1.63
                                                                    ------
Total from investment operations .............................        1.60
                                                                    ------
Less distributions
 Distributions from net investment income ....................          --
 Distributions from net realized gain on investments .........          --
                                                                    ------
Total distributions ..........................................          --
                                                                    ------
Net Asset Value, end of period ...............................      $11.08
                                                                    ======
Total return(b) ..............................................       16.88%(d)
Ratios/Supplemental data
 Net assets, end of period (in 000's) ........................      $  519
 Ratio of expenses to average net assets .....................        3.13%(e)
 Ratio of net investment loss to average net assets ..........       (1.36)%(e)
 Ratio of expense waivers to average net assets(c) ...........        0.50%
 Portfolio turnover ..........................................          31%
Paid from realized net short-term gain .......................          --
------------------------------------------------------------------------------

(a) Class B Shares of the Portfolio commenced investment operations on February 22, 1999.
(b) Based on net asset value.
(c) This voluntary expense decrease is reflected in both the expense and net (d) Total return for the period from commencement of operations through end of period and is not annualized.
(e) Annualized.

[FUNDMANAGER LOGO]
FUNDMANAGER PORTFOLIOS
----------------------
Selecting Leading Fund Managers for Investors Since 1984


A Statement of Additional Information (SAI) dated January 31, 2000 is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the Portfolios' Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports, and other information without charge, and make inquiries call your investment professional or the Trust at 1-800-344-9033.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Freedom Distributors Corp.
One Beacon Street
Boston, MA 02108

Edgewood Services, Inc. Distributor
Cusip No.:

360850101         360850853
360850200         360850846
360850309         360850838
360850408         360850812
360850507         360850796
360850879
SEC File No. 811-08992

G01966-02 (1/00)




[FUNDMANAGER LOGO]
FUNDMANAGER PORTFOLIOS
----------------------
Selecting Leading Fund Managers for Investors Since 1984

Prospectus

- Aggressive Growth Portfolio
- Growth Portfolio
- Growth with Income Portfolio
- International Portfolio
- Managed Total Return Portfolio
- Bond Portfolio (Class A Shares only)


Class A Shares
Class B Shares


January 31, 2000







      Statement of Additional Information



       FUNDMANAGER PORTFOLIOS

       CLASS A SHARES
       CLASS B SHARES (except Bond Portfolio)


       Aggressive Growth Portfolio              International Portfolio

       Growth Portfolio                         Managed Total Return Portfolio

       Growth with Income Portfolio             Bond Portfolio



      This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for FundManager Portfolios, dated January 31, 2000 . This SAI incorporates by reference the Portfolios' Annual Report. You may obtain the prospectus or the Annual Report without charge by calling 1-800-344-9033.

      Contents
                        How are the Portfolios Organized?                    1
                        Securities in Which the Underlying Funds May Invest 1 Securities Descriptions, Techniques and Risks
                        2
                        Investment Policies and Limitations                  11
                        Who Manages and Provides Services to the Portfolios? 15
                        What do Shares Cost?                                 25
                        How to Redeem Shares                                 26
                        Tax Information                                      26
                        How Do the Portfolios Measure Performance?           27
                        Financial Information                                30
                        Investment Ratings
                        31
                        Addresses

      January 31, 2000




Cusip Nos.
360850101
360850853
360850200
360850846
360850309
360850838
360850408
360850507
360850812
360850879
360850796
SEC File Number 811-08992
G01966-03 (1/00)

22

HOW ARE THE PORTFOLIOS ORGANIZED?

FundManager Portfolios (the "Trust") is an open-end management investment company that was established as a Delaware business trust on February 7, 1995. The Portfolios are six separate diversified series of the Trust. The Trust may offer additional series of shares. The shares in any one series may be offered in separate classes. Prior to May 8, 1995, each of the Portfolios, except International Portfolio, were series of the Republic Funds (formerly FundTrust), a Massachusetts business trust (organized April 22, 1987). Republic Funds was a successor to two previously existing Massachusetts business trusts, FundTrust Tax-Free Trust (organized on July 30, 1986) and FundVest (organized on July 17, 1984, and since renamed Fund Source). This Statement uses the same terms as defined in the prospectus.

SECURITIES IN WHICH THE UNDERLYING FUNDS MAY INVEST



As a fund of funds, the Portfolios principally hold shares of other open-end mutual funds, although the Portfolios may also own closed-end funds and unit investment trusts. Since a Portfolio's holdings of underlying funds may change from time to time, and each underlying fund may have different acceptable investments, it is difficult to fully describe all the variations in the acceptability of such investments, or the underlying funds' investment emphasis on each type of security. However, the following table (which is subject to change) provides a list of the types of securities that are likely to be a:



o P = Principal investment of an underlying fund (shaded in chart); o A = Acceptable (but not principal) investment of an underlying fund; or o N = Not an acceptable investment of an underlying fund.



------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Securities                                 Aggressive      Growth          Growth with     Managed Total    International  Bond
                                           Growth          Portfolio       Income          Return           Portfolio      Portfolio
                                           Portfolio                       Portfolio       Portfolio
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
American Depositary Receipts               A               A               A               A                A              A
------------------------------------------ --------------- --------------- ---------------                  -------------- ---------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Bank Obligations                           A               A               A               P                A              A
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- ---------------                  -------------- ---------
Borrowing                                  A               A               A               A                A              A
------------------------------------------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Commercial Paper                           A               A               A               A                A              P
------------------------------------------ --------------- --------------- --------------- ---------------- --------------
------------------------------------------                                                                                 ---------
Common Stock                               P               P               P               P                P              N
------------------------------------------                                 ---------------                                 ---------
------------------------------------------ --------------- --------------- --------------- ---------------- --------------
Convertible Securities                     A               A               P               P                A              P
------------------------------------------ --------------- ---------------                                  -------------- ---------
------------------------------------------                                 --------------- ----------------
Debt Obligations                           A               A               P               P                A              P
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
European Depositary Receipts               A               A               A               A                A              A
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Foreign Currency Transactions              A               A               A               A                A              N
------------------------------------------ --------------- --------------- ---------------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Foreign Securities                         A               A               A               A                P              N
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- ---------------
Forward Commitments, When-Issued and       A               A               A               A                A              A
Delayed Delivery Transactions
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Futures and Options Transactions           A               A               A               A                A              A
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Global Depositary Receipts                 A               A               A               A                A              A
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
High-Yield Securities                      A               A               A               A                A              A
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Illiquid Securities                        A               A               A               A                A              A
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Lending of Portfolio Securities            A               A               A               A                A              A
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Master Demand Notes                        A               A               A               A                A              A
------------------------------------------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Other Open-End Investment Companies        A               A               A               A                A              A
------------------------------------------                                 --------------- ----------------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Preferred Stocks                           A               A               P               P                A              P
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Repurchase Agreements                      A               A               A               A                A              A
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Reverse Repurchase Agreements              A               A               A               A                A              A
------------------------------------------ --------------- --------------- ---------------                  --------------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
U.S. Government Securities                 A               A               A               P                A              P
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------
Warrants                                   A               A               A               A                A              A
------------------------------------------ --------------- --------------- --------------- ---------------- -------------- ---------


SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

Temporary Defensive Investments. Although the Portfolios invest primarily in shares of other mutual funds, they are also authorized to invest for temporary investment purposes (or as necessary to accumulate cash for investments or to meet anticipated redemptions) in a variety of short-term debt securities, including U.S. government securities, commercial paper, bank instruments, and repurchase agreements.

Bank Instruments. The Portfolios and underlying funds may invest in debt instruments of U.S. banks (including certificates of deposit and bankers' acceptances) that have total assets in excess of $1 billion at the time of purchase and are members of the Federal Deposit Insurance Corporation (FDIC).

Bank instruments are unsecured interest bearing deposits with banks. A certificate of deposit is a debt instrument issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

Borrowing. The funds may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets, and pledge some assets as collateral. A fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by a fund from any securities purchased with borrowed money. With respect to borrowings, the funds are required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, a fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Commercial Paper. The Portfolios and underlying funds may purchase commercial paper which represents unsecured, short-term obligations with maturities of less than nine months. Commercial paper is issued by banks, corporations and other borrowers to investors with temporarily idle cash. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity by repaying maturing paper in this manner. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

The Portfolios may purchase commercial paper of domestic issuers which, at the time of purchase, are:

 (i) rated in the highest commercial paper rating category by a nationally recognized statistical rating organization ("NRSRO"),

(ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by Standard & Poor's or a similar high grade rating by another NRSRO; or

(iii) securities which, if unrated, are, in the opinion the Adviser, of an investment quality comparable to rated commercial paper in which the funds may invest.



Convertible Securities. The funds may invest in convertible securities which are fixed income securities that an underlying fund has the option to exchange for equity securities at a specified conversion price. The option allows the underlying fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, an underlying fund may hold fixed income securities convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares reached $12, the underlying fund could realize an additional $2 per share by converting its fixed income securities into the underlying common stock.

Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the underlying fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Depositary Receipts. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involves many of the same risks of investing directly in foreign securities.

Equity Securities. Equity securities represent ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the funds may invest.

     Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     Preferred Stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. An underlying fund may treat such redeemable preferred stock as a fixed income security.

     Warrants give an underlying fund the option to buy the issuer's stock or other equity securities at a specified price. A fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed Income Securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. Generally, investors in fixed income securities are creditors of the issuer. The issuer must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which an underlying fund may invest.

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

     The Portfolios and underlying funds may treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the market and prepayment risks of these mortgage backed securities.

     Asset-Backed Securities are payable from pools of obligations other than mortgages, such as car loans or credit card receivables. Almost any type of fixed income asset (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass through certificates. Asset-backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.



     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers. Some of the underlying funds may be prime rate funds, which are generally organized as closed-end funds. These prime rate funds buy portions of corporate loans from banks that pay interest that is designed to approximate prime rate. These bank loans are generally senior obligations and fully collateralized, but are subject to default. The funds may have limited liquidity since their shares are not redeemable on a daily basis and, if they trade on an exchange, may trade at more or less than their net asset value.



     Mortgage-backed securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

     Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are "pass-through certificates." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

     Collateralized mortgage obligations (CMOs), including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class. For example, in a sequential pay CMO, one class of CMOs receives all principal payments (including prepayments). The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risk of subsequent classes.

     In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

Foreign Securities. Investments may be in securities of foreign issuers, whether located in developed or emerging countries.

Investments in foreign securities where delivery of the securities takes place outside the United States must be made in compliance with U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments.

Foreign securities are considered to be liquid provided that: (i) the securities are purchased and held with the intention of reselling them in the foreign trading market, (ii) a fund believes it can readily sell the securities in the foreign trading market or for cash in the United States, or (iii) foreign market and current market quotations are readily available.

If a fund invests in foreign securities, its board or adviser must determine that the foreign securities are maintained with foreign custodians who will exercise reasonable care. The fund's board or adviser continually monitors the appropriateness of foreign custody arrangements. However, a fund could lose money if its board or adviser is incorrect in its expectations about the performance of either the foreign securities or the foreign custodians chosen to hold the securities.

Foreign Currency Transactions In order to hedge against foreign currency exchange rate risks, the underlying funds may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The underlying funds may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         Forward foreign currency exchange contracts (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date.

         If the fund's adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a fund's security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because the constantly changing value of the securities involved. Generally, a fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of a fund's assets denominated in that currency. Conversely, if the fund's adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, otherwise known as cross-hedging.

         In these transactions, a fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, a fund will always have cash, cash equivalents or high quality debt securities available to cover Forward Contracts or to minimize potential risk. The segregated assets will be priced daily.

         Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a fund than if it had not engaged in such contracts.

         Purchasing and writing put and call options on foreign currencies are used to protect a fund's investments against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to a fund's position, a fund may forfeit the entire amount of the premium plus related transaction costs. These options are traded on U.S. and foreign exchanges or over-the-counter.

         Exchange-traded futures contracts are used for the purchase or sale of foreign currencies (Foreign Currency Futures) and will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of a fund's securities or the prices of securities that a fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

         Futures and Options Transactions. As a means of reducing fluctuations in its net asset value, a fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. A fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. A fund's ability to establish and close out futures and options positions depends on this secondary market.

         Futures Contracts. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat, or corn) or a financial asset (such as a security). A fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

         A fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.

         Margin In Futures Transactions. Since a fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to a fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

         As the value of the underlying futures contract changes daily, a fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking-to-market. Variation margin does not represent a borrowing or loan by a fund. It may be viewed as settlement between a fund and the broker of the amount one would owe the other if the futures contract expired. When a fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. The funds are also required to deposit and maintain margin when it writes call options on futures contracts.

         A fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

         Put Options on Financial and Stock Index Futures Contracts. A fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

         Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a fund upon the sale of the second option will be large enough to offset both the premium paid by a fund for the original option plus the decrease in value of the hedged securities.

         Alternatively, a fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The fund would then deliver the futures contract in return for payment of the strike price. If a fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

         A fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. A fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from a fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by a fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

         In order to avoid the exercise of an option sold by it, generally a fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in a fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by a fund of an option having the same term as the option sold by a fund, and has the effect of canceling a fund's position as a seller. The premium which a fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by a fund for the initial option.

         Call Options on Financial and Stock Index Futures Contracts. A fund may write (sell) listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When a fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, a fund's obligation to sell a futures contract costs less to fulfill, causing the value of a fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a fund keeps the premium received for the option. This premium can substantially offset the drop in value of a fund's portfolio securities.

         Prior to the expiration of a call written by a fund, or exercise of it by the buyer, a fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a fund for the initial option. The net premium income of a fund will then substantially offset the decrease in value of the hedged securities.

         A fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. A fund will use these transactions to purchase portfolio securities in the future at price levels determined at the time it enters into the transaction. When a fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of a fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, a fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, a fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, a fund has completed a successful hedge.

         Limitation on Open Futures Positions. A fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of a fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         Purchasing Put and Call Options on Securities. A fund may purchase put options on portfolio securities to protect against price movements in a fund's portfolio. A put option gives a fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives a fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

         Writing Covered Call and Put Options on Securities. A fund may write covered call and put options to generate income and thereby protect against price movements in a fund's portfolio securities. As writer of a call option, a fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As a writer of a put option, a fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, a fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

         Stock Index Options. A fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by a fund of options on stock indices will be subject to the adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Over-the-Counter Options. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. A fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on a fund's portfolio securities or securities indices are not traded on an exchange. The fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the adviser.

         Risks. When a fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in a fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, a fund may lose money on the futures contract or option.

         When a fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

High Yield Securities. An underlying fund may invest in high yield, high risk securities. Investing in these securities (also called "junk bonds") involves special risks in addition to the risks associated with investments in higher-rated debt securities. High yield, high risk securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

High yield, high risk securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield, high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield, high risk security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield, high risk securities defaults, a fund may incur additional expenses to seek recovery. In the case of high yield, high risk securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

The secondary markets on which high yield, high risk securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield, high risk securities, especially in a thinly traded market.

There may be special tax considerations associated with investing in high yield, high risk securities structured as zero coupon or payment-in-kind securities. A fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. A fund will be required to distribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise would continue to be held. Shareholders will be taxed on these distributions.

The use of credit ratings as the sole method of evaluating high yield, high risk securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield, high risk securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

Lending of Portfolio Securities. In order to generate additional income, a fund may lend portfolio securities. When a fund lends its securities, it will receive either cash or liquid securities as collateral from the borrower. A fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for a fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to a fund. During the time portfolio securities are on loan, the borrower pays a fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker.

Repurchase Agreements. A repurchase agreement is a transaction in which a Portfolio or underlying fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security.

The adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller, a Portfolio or underlying fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.



Restricted and Illiquid Securities An open-end fund is not permitted to invest more than 15% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the board of such fund. Closed-end funds are not subject to such limits.



Reverse Repurchase Agreements. Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, a Portfolio or underlying fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future a Portfolio or underlying fund will repurchase the portfolio at a price equal to the original sale price plus interest. A Portfolio or underlying fund may use reverse repurchase agreements for liquidity and may enable a Portfolio or underlying fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, liquid assets of a Portfolio or underlying fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Short Sales. An underlying fund may sell securities short. In a short sale, the fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The underlying fund also must deposit in a segregated account (or earmark) an amount of cash or U.S. government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that (i) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of an underlying fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The underlying fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the underlying fund may be required to pay in connection with a short sale.

A short sale is "against the box" if at all times when the short position is open the underlying fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a fund are segregated on a fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.


INVESTMENT POLICIES AND LIMITATIONS

FUNDAMENTAL LIMITATIONS

The Trust may, in the future, seek to achieve each Portfolio's investment objective by investing all of the Portfolio's assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as the Portfolio. Each Portfolio's investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

The following fundamental restrictions may not be changed without the approval of a majority of that Portfolio's shareholders.

1. A Portfolio will not purchase or otherwise acquire interests in real estate or real estate mortgage loans, except that a Portfolio may purchase securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein. Except for International Portfolio, the Portfolios will not purchase or otherwise acquire interests in oil, gas, or other mineral leases, as well as exploration or development programs.

2. With respect to securities comprising 75% of the value of its total assets, the International Portfolio will not invest more than 5% in securities of any one issuer (other than cash, cash items, securities of investment companies or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

3. The International Portfolio will not invest 25% or more of the value of its total assets in any one industry other than investment companies, except that the Portfolio may invest in securities issued by the U.S. government, its agencies or instrumentalities. No Portfolio (including International Portfolio) may invest more than 25% of its total assets in the securities of underlying funds which themselves concentrate (i.e., invest more than 25% of their assets) in any one industry. Nevertheless, through its investment in multiple underlying funds, a Portfolio indirectly may invest more than 25% of its assets in one industry.

4. A Portfolio will not make loans, except that a Portfolio may purchase and hold publicly distributed debt securities and it may enter into repurchase agreements.

5. Except for International Portfolio, a Portfolio will not invest in securities of any issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Portfolio would then be invested in such securities.

6. Except for International Portfolio, a Portfolio will not purchase the securities of an issuer if, to a Portfolio's knowledge, one or more of the Trustees or Officers of the Trust individually owns more than one half of 1% of the outstanding securities of such issuer and together beneficially own more than 5% of such securities.

7. A Portfolio will not sell securities short or invest in puts, calls, straddles, spreads or combinations thereof.

8. A Portfolio will not purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the International Portfolio of initial or variation margin in connection with financial futures contracts or options transactions is not considered the purchase of a security on margin.

9. A Portfolio will not purchase or acquire commodities or commodity contracts (except that the International Portfolio may engage in foreign currency exchanges contracts and futures contracts).

10. Act as an underwriter of securities.

11. Except for International Portfolio, a Portfolio will not issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing.

12. The International Portfolio will not issue senior securities, except that the Portfolio may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Portfolio may enter into futures contracts. A Portfolio will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Portfolio to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

13. A Portfolio (other than International Portfolio) may not borrow money, except that a Portfolio may, as a temporary measure for extraordinary or emergency purposes, borrow from a bank in an amount not in excess of 5% of the Portfolio's total assets, or pledge or hypothecate its assets, except that the Portfolio may not pledge more than 5% of its total assets to secure such borrowings. A Portfolio (other than International Portfolio) will not make additional investments at a time when it has outstanding borrowings.

14. Except for International Portfolio, a Portfolio will not purchase warrants, valued at the lower of cost or market, in excess of 10% of the value of a Portfolio's net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchanges or an exchange with comparable listing requirements. Warrants attached to securities are not subject to this limitation.

Non-Fundamental Limitations

The following investment limitations are non-fundamental and, therefore may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

1. A Portfolio will not invest in securities for the purpose of exercising control over or management of the issuer, although the International Portfolio may own more than 25% of the assets of another investment company.

2. A Portfolio will not invest more than 15% of the Portfolios' net assets (taken at the greater of cost or market value) in Illiquid Securities (excluding 144A securities that have been determined to be "liquid" under procedures established by the Trustees).



3. A Portfolio, except for International Portfolio, will not invest, with respect to 75% of the Portfolio's total assets, purchase securities of any issuer (other than U.S. government securities, cash, cash items, and securities of other investment companies) if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction. In addition, the International Portfolio may not purchase securities of any investment company which is not registered in the United States.

4. A Portfolio may not purchase or otherwise acquire the securities of any open-end investment company, and also any closed-end investment company or unit investment trust (except in connection with a merger, consolidation, acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, a Portfolio and all of its affiliates including the other Portfolios would own more than 3% of the total outstanding stock of that company.



 The underlying funds in which a Portfolio invests may, but need not, have the same investment policies as a Portfolio. Although all of the Portfolios may, from time to time, invest in shares of the same underlying fund, the percentage of each Portfolio's Fund's assets so invested may vary, and the Adviser will determine that such investments are consistent with the investment objectives and policies of each particular Portfolio.

Risks and Other Considerations

Any investment in a mutual fund involves risk and, although the Portfolios invest in a number of underlying funds, this practice does not eliminate investment risk. Moreover, investing through the Portfolios in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results which would not be present in a direct investment in the underlying funds.

A Portfolio, together with the other Portfolios and any "affiliated persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) may purchase only up to 3% of the total outstanding securities of any underlying fund. For this purpose, shares of underlying funds held by private discretionary investment advisory accounts managed by the Adviser will be aggregated with those held by the Portfolios. Accordingly, when affiliated persons and other accounts managed by the Adviser hold shares of any of the underlying funds, each Portfolio's ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.

The 1940 Act also provides that an underlying investment company whose shares are purchased by a Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the underlying investment company's outstanding securities during any 30-day period. Shares held by a Portfolio in excess of 1% of an underlying investment company's outstanding securities, therefore, may be considered not readily marketable securities which together with other such securities may not exceed 15% of that Portfolio's net assets.

Under certain circumstances, an underlying investment company may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolios may hold securities distributed by an underlying investment company until the Adviser determines that it is appropriate to dispose of such securities.

Each Portfolio may purchase shares of both load and no-load underlying funds. To the extent an underlying fund offers multiple classes of shares, the Portfolios will attempt to purchase the share class available to it with the lowest sales charges. However, the Portfolios will not invest in shares of underlying funds which are sold with a contingent deferred sales charge.

Under the 1940 Act, a mutual fund must sell its shares at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiation of sales charges. Therefore, a Portfolio currently is not able to negotiate the level of the sales charges at which it will purchase shares of load funds, which may be as great as 8.5% of the public offering price (or 9.29% of the net amount invested) under rules of the National Association of Securities Dealers ("NASD"). Nevertheless, when appropriate, a Portfolio will purchase such shares pursuant to methods that will reduce the sales charge (e.g., letters of intent). It is expected that, in most cases, the sales charges paid by a Portfolio on a load fund purchase will not exceed 1% of the public offering price (1.01% of the net amount invested). Furthermore, under conditions of an SEC exemption, each Portfolio must aggregate any sales charges and distribution and shareholder service expenses it pays on underlying funds to ensure that such aggregate amounts do not exceed the limits of the NASD rules noted above.

Fund-of-funds Expenses

As an investor in the Portfolios, you should recognize that you may invest directly in mutual funds and that, by investing in mutual funds indirectly through the Portfolios, you will bear not only your proportionate share of the expenses of the Portfolios (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying funds. If you are an investor in the Portfolios through a managed account program and pay an advisory fee for asset allocation, you should recognize that the combined expenses of the program and of the Portfolios (including their indirect expenses) may involve greater fees and expenses than present in other types of investments without the benefit of professional asset allocation recommendations. In addition, as a Portfolio shareholder, you will bear your proportionate share of expenses related to the distribution of the Portfolio's Shares and also may indirectly bear expenses paid by an underlying fund related to the distribution of its shares. See "Distribution Plan." As a Portfolio shareholder, you also will bear your proportionate share of any sales charges incurred by the Portfolio related to the purchase of shares of the underlying funds. Finally, as an investor, you should recognize that, as a result of the Portfolios' policies of investing in other mutual funds, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.



WHO MANAGES AND PROVIDES SERVICES TO THE PORTFOLIOS?

OFFICERS AND TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, age, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of six portfolios. The Trust and four other investment companies comprise the Freedom Complex.

As of January 19, 2000, the Fund's Board and Officers as a group owned less than 1% of the Portfolios' outstanding Class A and Class B Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.



Dexter A. Dodge*
One Beacon Street
Boston, MA  02108
Age:  65

Trustee, Chairman and Chief Executive Officer

Chairman of the Adviser since October 1994. Director of the Adviser since 1983. Vice President of Freedom Distributors Corporation since 1989. Chairman of the Boards and Chief Executive Officer of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since July 1992.

Compensation from Trust                              $0
Compensation from the Freedom Complex                $0

Ernest T. Kendall
230 Beacon Street
Boston, MA  02116
Age:  67

Trustee

President, Commonwealth Research Group, Inc., Boston, Massachusetts, a consulting firm specializing in microeconomics, regulatory economics and labor economics, since 1978. Trustee of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since September 1993.

Compensation from Trust                              $7,200
Compensation from the Freedom Complex                $24,000

John R. Haack
311 Commonwealth Avenue, #81
Boston, MA  02115
Age:  57

Trustee

Superintendent, Suffolk County House of Correction, Boston, Massachusetts, 1996 to present. Vice President of Operations, Reliable Transaction Processing, 1995 to 1996. Major General, Assistant to the Commander in Chief, U.S. Space Command and Commander in Chief, North American Aerospace Command, 1993 to 1995. General Manager, Unilect Industries, 1993 to 1994. Brigadier General, Commander of 102nd Fighter Wing, 1986 to 1993.

Compensation from Trust                              $7,200
Compensation from the Freedom Complex                $21,200

Richard B. Osterberg
84 State Street
Boston, MA  02109
Age:  55

Trustee

Member of the law firm of Weston, Patrick, Willard & Redding, Boston, Massachusetts, since 1969. Trustee of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since September 1993.

Compensation from Trust                              $6,600
Compensation from the Freedom Complex                $27,400


John J. Danello (1)
One Beacon Street
Boston, MA  02108
Age:  44

President

Executive Vice President and Director of the Adviser since 1992. Clerk and Counsel of the Adviser since 1986. Executive Vice President of Freedom Distributors Corporation since 1988. President and Secretary of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since 1992.

Carey C. Cort
One Beacon Street
Boston, MA  02108
Age:  41

Executive Vice President

Executive Vice President and Director of Marketing of the FundManager Division. Employed by Freedom Capital Management Corporation since July 1995. Formerly Marketing Director of Key Accounts at John Hancock Funds from July 1992 to July 1995.

---------------------------------------------------------------

Martin S. Orgel
One Beacon Street
Boston, MA 02108
Age:  27

Vice President and Portfolio Manager

Vice President and Portfolio Manager of the FundManager Division of the Adviser. Employed by Freedom Capital Management Corporation since 1995. Trading Assistant with Swiss Bank Corporation from June 1994 to February 1995.

Victor R. Siclari (1)
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
Age:  38

Secretary

Senior Corporate Counsel & Vice President, Federated Administrative Services since 1992, and Associate of the law firm of Morrison & Foerster from 1990 to 1992.

Judith J. Mackin (1)
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
Age:  39

Treasurer

Vice President and Director of Administration for Mutual Fund Services Group of Federated Investors, Inc.



Edward C. Gonzales (1)
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
Age:  69

Executive Vice President

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly, Trustee or Director of some of the Funds in the Federated Fund Complex; Vice President, Federated Financial Services, Inc.; CEO and Chairman, Federated Administrative Services; Director, Vice President, and Treasurer, Federated Investors Management Company, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.



(1) Mr. Danello is also an officer of certain other investment companies for which the Adviser or an affiliate is the investment adviser. Messrs. Gonzales and Siclari and Ms. Mackin are also directors, trustees and/or officers of certain other investment companies for which Federated Investors, Inc. or its subsidiaries serve as investment adviser, administrator and/or principal underwriter.



VOTING RIGHTS

Each share of each Portfolio gives the shareholder one vote per share (with proportional voting for fractional shares) in Trustee elections and other matters submitted to shareholders for vote. All shares of the Trust have equal voting rights, except that in matters affecting only a particular Portfolio or class, only shares of that Portfolio or class are entitled to vote.

Holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee whether by declaration in writing or at a meeting called for such purpose. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

Shares of the underlying funds owned by the Portfolios will be voted in the same proportion as the vote of all other holders of those shares.









As of January 19, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Class A Shares and Class B Shares of the Portfolios:

Aggressive Growth Portfolio

Class A - Turtle & Co., Boston, MA, owned 5.62%.

Class B - Wexford Clearing Services Corp. FBO Mary G. Markham Trustee, Brantingham, NY owned 6.89%; Wexford Clearing Services Corp. FBO William J. Young III, Canandaigua, NY owned 6.50%; and Wexford Clearing Services Corp. FBO Johnson Trust, Watertown, NY owned 5.91%.

Growth Portfolio

Class A - Turtle & Co., Boston, MA owned 11.90%.

Class B - Pat Rowan, Simi Valley, CA owned 6.21%.

Growth with Income Portfolio

Class A - Andrei Dragomer Radiology, Inc., Munster, IN owned 11.58%; and Turtle & Co., Boston, MA owned 9.91%.

Class B - David A. Zalewski, Utica, NY owned 9.69%; Wexford Clearing Services Corp. FBO Margaret-Mary Rizer, Watertown, NY owned 9.60%; NFSC FEBO #DC9-904309, Bayamon, PR owned 7.17%; Advanced Clearing FBO 6850222611, Omaha, NE owned 6.31%; Advanced Clearing FBO 6550051891, Omaha, NE owned 6.31%; Paine Webber Incorporated, Weehawken, NJ owned 5.94%; and NFSC FEBO #A89-056472, Brooklyn, NY owned 5.21%.

International Portfolio

Class A - None.

Class B - None.

Managed Total Return Portfolio

Class A - None.

Class B - Wexford Clearing Services Corp FBO James J. Spearman, Coventry, RI owned 21.71%; Advanced Clearing FBO 6890070521, Omaha, NE owned 13.47%; NFSC FEBO #A89-042480, White Plains, NY owned 12.79%; Donaldson Lufkin Jenrette, Jersey City, NJ owned 12.07%; NFSC FEBO #A89-056464, Brooklyn, NY owned 9.51%; NFSC FEBO #A89-052868, Brooklyn, NY owned 9.39%; and Janet R. Miko and Steven P. Miko, Joint Tenants, Salisbury, NY owned 5.46%.

Bond Portfolio

Class A - Turtle & Co., Boston, MA owned 42.75%.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

INVESTMENT ADVISER

The Portfolios' investment adviser is Freedom Capital Management Corporation which is an indirect, wholly-owned subsidiary of Freedom Securities Corporation (formerly known as JHFSC Acquisition corporation). On April 2, 1998, 7,400,000 shares of common stock of Freedom Securities Corporation, formerly known as JHFSC Acquisition Corporation, were sold to the public in an initial public offering. As a consequence of this offering of stock, as well as other transactions, the previous controlling shareholder of Freedom Securities Corporation, Thomas H. Lee Equity Fund III, L.P. (and certain related equity shareholders), own less than 25% of the common stock of Freedom Securities Corporation. For each Portfolio, the Adviser conducts investment research, makes investment decisions and places orders for the purchase and sale of each Portfolio's investments directly with the issuers or with brokers or dealers selected by it in its discretion. The Adviser also furnishes to the Trustees, which have overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Portfolios. The Adviser is a registered investment advisory firm which maintains a large securities research department, the efforts of which will be made available to the Portfolios.

For its services, the Adviser receives from each Portfolio a fee at the annual rate of 0.50% of the Portfolio's average daily net assets up to $500 million and 0.40% of its average daily net assets in excess of $500 million.

The Adviser shall not be liable to the Trust, the Portfolios, or any Portfolio shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



OTHER SERVICES


ADMINISTRATIVE SERVICES
Federated Administrative Services, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) to the Portfolios for a fee at an annual rate as specified below:

           Maximum                       Average Aggregate Daily Net
        Administrative Fee                      Assets Of The Trust
           .150%                             on the first $250 million
           .125%                             on the next $250 million
           .100%                             on the next $250 million
           .075%                         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per Portfolio and $35,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to reimburse a portion of its fee at any time.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
AND SHAREHOLDER SERVICING AGENT

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. The Portfolios pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Portfolios and provides fund accounting services.


INDEPENDENT AUDITORS
The independent auditor for the Portfolios, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

BROKERAGE AND PORTFOLIO TRANSACTIONS
The Adviser places orders for the purchase and sale of portfolio investments for a Portfolio's accounts with brokers or dealers, selected by it in its discretion, including Freedom Distributors and Edgewood. With respect to purchases of certain money market instruments, purchase orders are placed directly with the issuer or its agent. With respect to purchases of shares of underlying funds, the Portfolio may pay a sales charge. Sales charges of the underlying funds generally consist of two parts, the "dealer reallowance" (which typically comprises at least 80% of the amount of the charge and is paid to the broker participating in the sale of the underlying fund shares) and the underwriter's retention. To the extent permissible by law, Freedom Distributors and Edgewood will be designated as the participating brokers entitled to receive the dealer reallowance portion of the sales charge on purchases of load fund shares by the Portfolios. However, Freedom Distributors will not retain any dealer reallowance in excess of 1% of the public offering price on any transaction nor will it be designated as the broker entitled to receive the dealer reallowance portion of the sales charge where such reallowance would exceed 1% of the public offering price. With respect to purchases of underlying fund shares, the Adviser directs substantially all of the Portfolios' orders to either Freedom Distributors or Edgewood, which may, in its discretion, direct the order to other broker-dealers in consideration of sales of that Portfolio's Shares, except where the direction to another broker-dealer would increase the dealer reallowance paid by a fund to Freedom Distributors above 1% of the public offering price.

Freedom Distributors and Edgewood may also assist in the execution of a Portfolio's purchase of underlying fund shares and they may receive additional compensation (such as distribution payments, shareholder servicing fees, and/or trailer fees) from the underlying funds or their underwriters. In providing execution assistance, Freedom Distributors and Edgewood receive orders from the Adviser; place them with the underlying fund's distributor, transfer agent or other person, as appropriate; confirm the trade, price and number of Shares purchased; and assure prompt payment by the Portfolio and proper completion of the order. Payment of sales charges or other forms of compensation to Freedom Distributors or Edgewood is not a factor that the Adviser considers when selecting an underlying fund for purchase.

Edgewood and Freedom Distributors have received $0 of brokerage commissions on underlying funds purchased during the fiscal year ended September 30, 1999. Freedom Distributors and Edgewood may receive other compensation (up to a maximum of 1% of the public offering price with respect to Freedom Distributors) in connection with purchase of underlying funds, such as dealer reallowances, and/or distribution payments, shareholder servicing fees or "trailer fees" from the underlying mutual funds purchased by the Portfolios. For the fiscal year ended September 30, 1999, Freedom Distributors received the following compensation in connection with purchases of underlying funds by the following portfolios: Aggressive Growth Portfolio - $7,164; Growth Portfolio - $14,019; Growth with Income Portfolio - $68,355; International Portfolio - $4,508; Managed Total Return Portfolio - $23,166; and Bond Portfolio- $22,869.



During the previous three fiscal years, no sales charges paid on the Portfolios' investments in underlying funds were paid to Freedom Capital Management Corporation or any other affiliate.


DISTRIBUTION AND SHAREHOLDER SERVICES PLAN
The Trustees of the Trust have approved a Distribution Contract between the Trust and each of Edgewood Services, Inc., Freedom Distributors Corporation, Tucker Anthony, Incorporated and Sutro & Co., Inc. (the "Distributors"), pursuant to which such Distributors provide shareholder servicing services and/or distribute and market the shares of each of the Portfolios.

Under a Master Distribution Plan (the "Plan") adopted by the Portfolios on behalf of each Class, each Portfolio may compensate the distributors monthly (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares of the Portfolios.

Fees under the Plan attributable to Class B Shares may be paid by Freedom to third parties who have advanced commissions to investment professionals for sales of Class B Shares.

Under the Plan, each Portfolio may pay Distributors an amount up to: (1) 0.25% of a Portfolio's average daily net assets attributable to Class A Shares for distribution-related and/or shareholder services; and (2) 1.00% of a Portfolio's average daily net assets attributable to Class B Shares, 0.75% of which are for distribution-related activities and 0.25% of which are for shareholder services.

The Portfolios do not participate in any joint distribution activities with another investment company. In addition, certain interested persons of the Portfolios that are officers may also be officers of Freedom or its affiliates.

The Plan provides that it may be amended in accordance with the provisions of Rule 12b-1 under the 1940 Act. While the Plan is in effect, the selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Trustees and by the Trustees who are neither "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Trustees considered alternative methods to distribute the Class A and Class B Shares of the Portfolios and to reduce each Class' per share expense ratios and concluded that there was a reasonable likelihood that the Plan will benefit each Class and their shareholders. The Plan is terminable with respect to the either Class or a Portfolio at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of that Portfolio or the Class.

During the fiscal year ended September 30, 1999, the Portfolios spent, pursuant to their 12b-1 plans on behalf of the Class A Shares and Class B Shares, the following amounts on:



------------------------------------ ------------ ------------ ------------ --------------- ----------- ------------
Expense                              Aggressive   Growth       Growth       International   Managed     Bond
                                     Growth       Portfolio    with         Portfolio       Total       Portfolio
                                     Portfolio                 Income                       Return
                                                               Portfolio                    Portfolio
 .................................... ............ ............ ............ ............... ........... ............
Advertising and Sales Activities:

Class A Shares                       $2,739       $4,340       $4,834       $10,554         $1,162      $7,070

Class B Shares                       $0           $0           $0           $0              $0          NA
 .................................... ............ ............ ............ ............... ........... ............
 .................................... ............ ............ ............ ............... ........... ............
Compensation to broker-dealers:

Class A Shares                       $41,669      $41,782      $32,050      $7,674          $8,463      $34,519

Class B Shares                       $1,414       $1,971       $989         $923            $163        NA
 .................................... ............ ............ ............ ............... ........... ............
 .................................... ............ ............ ............ ............... ........... ............
Fulfillment, printing and mailing:

Class A Shares                       $10,425      $15,659      $20,188      $2,068          $4,426      $32,313

Class B Shares                       $0           $0           $0           $0              $0          NA
 .................................... ............ ............ ............ ............... ........... ............
 .................................... ............ ............ ............ ............... ........... ............
Other:

Class A Shares                       $19,900      $28,724      $54,899      $9,521          $22,856     $75,775

Class B Shares                       $0           $0           $0           $0              $0          NA
 .................................... ............ ............ ............ ............... ........... ............
 .................................... ............ ............ ............ ............... ........... ............
Total:

Class A Shares                       $74,733      $90,505      $111,971     $29,817         $36,907     $149,677

Class B Shares                       $1,414       $1,971       $989         $923            $163        NA
 .................................... ............ ............ ............ ............... ........... ............
 .................................... ............ ............ ............ ............... ........... ............
Total as a percentage of average
daily net assets accrued during
period:

Class A Shares                       0.31%        0.31%        0.31%        0.31%           0.31%       0.31%

Class B Shares                       1.00%        1.00%        1.00%        1.00%           1.00%       NA
 .................................... ............ ............ ............ ............... ........... ............
 .................................... ............ ............ ............ ............... ........... ............
Unreimbursed expenses (1998)

Class A Shares                       $0           $0           $0           $0              $0          $0

Class B Shares                       $0           $0           $0           $0              $0          NA
 .................................... ............ ............ ............ ............... ........... ............
 .................................... ............ ............ ............ ............... ........... ............
Accrual carryover (1998)

Class A Shares                       $0           $0           $0           $0              $0          $0

Class B Shares                       $0           $0           $0           $0              $0          NA
 .................................... ............ ............ ............ ............... ........... ............


SHAREHOLDER SERVICES
As noted above, under the Plans for Class A Shares and Class B Shares, each of the Portfolios may pay the Distributors up to 0.25% of a Portfolio's average daily net assets for providing shareholder services and maintaining shareholder accounts. The Distributors may select others to perform these services and may pay them fees.







FEES PAID BY THE PORTFOLIOS FOR SERVICES

For the fiscal year ended September 30, 1999



----------------------------- ------------- ------------------- ---------------------- ----------------------
Fund Name                     Advisory      Administrative      12b-1                  12b-1 Fee/Shareholder
                              Fee/          Fee                 Fee/Shareholder        Servicing Fee (Class
                              Fee Waived                        Servicing Fee (Class   B
                                                                A Shares)              Shares)
----------------------------- ------------- ------------------- ---------------------- ----------------------
----------------------------- ------------- ------------------- ---------------------- ----------------------
Aggressive Growth Portfolio   $117,278/     $75,000             $74,733                $1,414
                              $49,499*
----------------------------- ------------- ------------------- ---------------------- ----------------------
----------------------------- ------------- ------------------- ---------------------- ----------------------
Growth Portfolio              $140,782/     $75,000             $90,505                $1,971
                              $42,502*
----------------------------- ------------- ------------------- ---------------------- ----------------------
----------------------------- ------------- ------------------- ---------------------- ----------------------
Growth with Income Portfolio  $174,103/     $75,000             $111,971               $989
                              $0
----------------------------- ------------- ------------------- ---------------------- ----------------------
----------------------------- ------------- ------------------- ---------------------- ----------------------
Bond Portfolio                $224,041/     $82,093             $149,677               NA
                              $0
----------------------------- ------------- ------------------- ---------------------- ----------------------
----------------------------- ------------- ------------------- ---------------------- ----------------------
Managed Total Return          $61,269/      $75,000             $36,907                $163
Portfolio                     $48,759*
----------------------------- ------------- ------------------- ---------------------- ----------------------
----------------------------- ------------- ------------------- ---------------------- ----------------------
International Portfolio       $46,211/      $75,000             $29,817                $923
                              $46,211*
----------------------------- ------------- ------------------- ---------------------- ----------------------

*With respect to the Aggressive Growth Portfolio, Growth Portfolio, Managed Total Return Portfolio and International Portfolio, the Adviser has contractually agreed to waive either a portion of or their entire advisory fee.



For the fiscal year ended September 30, 1998



----------------------------- ------------- ------------------- ----------------------
Fund Name                     Advisory Fee  Administrative      12b-1
                                            Fee/ Fee Waived     Fee/Shareholder
                                                                Servicing Fee (Class
                                                                A Shares only)
----------------------------- ------------- ------------------- ----------------------
----------------------------- ------------- ------------------- ----------------------
Aggressive Growth Portfolio   $179,155      $95,063/$879        $170,157

----------------------------- ------------- ------------------- ----------------------
----------------------------- ------------- ------------------- ----------------------
Growth Portfolio              $189,945      $94,943/$809        $183,409

----------------------------- ------------- ------------------- ----------------------
----------------------------- ------------- ------------------- ----------------------
Growth with Income Portfolio  $209,030      $95,799/$883        $204,497
----------------------------- ------------- ------------------- ----------------------
----------------------------- ------------- ------------------- ----------------------
Bond Portfolio                $283,059      $103,110/$1381      $275,559

----------------------------- ------------- ------------------- ----------------------
----------------------------- ------------- ------------------- ----------------------
Managed Total Return          $54,131       $67,963/$260        $54,124
Portfolio
----------------------------- ------------- ------------------- ----------------------
----------------------------- ------------- ------------------- ----------------------
International Portfolio (1)   $17,802       $24,041/$0          $17,798

----------------------------- ------------- ------------------- ----------------------
1. The International Portfolio commenced business on June 6, 1998.


For the fiscal year ended September 30, 1997

----------------------------- ------------- ------------------- ----------------------
Fund Name                     Advisory Fee  Administrative      12b-1
                                            Fee/ Fee Waived1    Fee/Shareholder
                                                                Servicing Fee (Class
                                                                A Shares only)
----------------------------- ------------- ------------------- ----------------------
----------------------------- ------------- ------------------- ----------------------
Aggressive Growth Portfolio   $200,484      $61,749/$11,217     $192,610

----------------------------- ------------- ------------------- ----------------------
----------------------------- ------------- ------------------- ----------------------
Growth Portfolio              $154,313      $47,373/$8,360      $126,586

----------------------------- ------------- ------------------- ----------------------
----------------------------- ------------- ------------------- ----------------------
Growth with Income Portfolio  $167,415      $51,488/$9,251      $137,741
----------------------------- ------------- ------------------- ----------------------
----------------------------- ------------- ------------------- ----------------------
Bond Portfolio                $340,908      $105,098/$19,270    $300,136

----------------------------- ------------- ------------------- ----------------------
----------------------------- ------------- ------------------- ----------------------
Managed Total Return          $58,530       $18,433/$3,307      $41,056
Portfolio
----------------------------- ------------- ------------------- ----------------------

1. Represents fees paid from October 1, 1996 through November 11, 1996 to Signature Broker-Dealer Services, Inc., the former Administrator, and fees paid from November 12, 1996 through September 30, 1997 to Federated Administrative Services.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Portfolios' securities are determined as follows:



o for equity securities (including shares of closed-end funds), according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for open-end investment companies, according to the most recent net asset value;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Portfolios value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair value.



Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Portfolios value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Portfolios' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Portfolios' NAV per share fluctuates and is based on the market value of all securities and other assets of the Portfolios. The NAV per share is calculated by dividing the aggregate value of a Portfolio's assets allocable to the class less all liabilities by the number of that Class' outstanding shares. The NAV for each class of shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

When the Portfolios' distributors receive sales charges and marketing fees, they may pay some or all of them to Authorized Dealers. The distributors and their affiliates may pay out of their own assets amounts (including items of material value) to Authorized Dealers or other service providers for marketing and /or servicing shareholders.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES

These reductions or eliminations are offered because no sales commissions have been advanced to the selling financial intermediary, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of shares.

Upon notification to the Distributor or the Portfolios' transfer agent, no CDSC will be imposed on redemptions: o following the subsequent complete disability or death, as defined in Section 72(m)(7) of the Internal Revenue
   Code of 1986, of the last surviving shareholder;
o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

o which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program (as described below); o of Shares held by the Trustees, employees, and sales representatives of a Portfolio, the Adviser, the
   Distributor and their affiliates; employees of any financial intermediary that sells Class B Shares pursuant to a sales agreement with the Distributor; and the immediate family members of the foregoing persons; and
o of shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

HOW TO REDEEM SHARES

REDEMPTION IN KIND

Although the Portfolios intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Portfolio's securities.

Any share redemption payment greater than this amount will also be in cash unless the Portfolios' Board determines that payment should be in kind. In such a case, a Portfolio will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Portfolio determines its NAV. The portfolio securities will be selected in a manner that the Portfolios' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

TAX INFORMATION

FEDERAL INCOME TAX

The Portfolios will pay no federal income tax because they expect to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

A Portfolio will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by each Portfolios will be separate .



FOREIGN INVESTMENTS

If a Portfolio purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Portfolio would be subject. The effective rate of foreign tax cannot be predicted since the amount of Portfolio assets to be invested within various countries is uncertain. However, a Portfolio intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Portfolio may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by a Portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Portfolio invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Portfolio may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Portfolio's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Portfolio intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Portfolio's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

The underlying funds' transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the underlying funds' income distributions to constitute a return of capital for tax purposes or require the underlying fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

HOW DO THE PORTFOLIOS MEASURE PERFORMANCE?

The Portfolios may advertise share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Portfolio's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.

For the fiscal year ended September 30, 1999*





----------------------------- ----------------- -------------------- ---------------------
Fund Name                     1 Year Total      5-Year Total         10-Year Total
                              Return            Return (Average      Return (Average
                                                Annual)              Annual)
----------------------------- ----------------- -------------------- ---------------------
----------------------------- ----------------- -------------------- ---------------------
Aggressive Growth Portfolio
Class A Shares                24.33%            13.33%               10.90%
Class B Shares**              0.64%             N/A                  N/A

----------------------------- ----------------- -------------------- ---------------------
----------------------------- ----------------- -------------------- ---------------------
Growth Portfolio
Class A Shares                18.06%            17.06%               12.36%
Class B Shares***             (2.60)%           N/A                  N/A

----------------------------- ----------------- -------------------- ---------------------
----------------------------- ----------------- -------------------- ---------------------
Growth with Income Portfolio
Class A Shares
Class B Shares**              13.80%            16.08%               11.50%
                              (1.99)%           N/A                  N/A
----------------------------- ----------------- -------------------- ---------------------
----------------------------- ----------------- -------------------- ---------------------
Bond Portfolio
Class A Shares                (2.01)%           5.76%                6.38%

----------------------------- ----------------- -------------------- ---------------------
----------------------------- ----------------- -------------------- ---------------------
Managed Total Return
Portfolio
Class A Shares                (0.25)%           7.90%                7.28%
Class B Shares**              (5.35)%           N/A                  N/A
----------------------------- ----------------- -------------------- ---------------------
----------------------------- ----------------- -------------------- ---------------------
International Portfolio
Class A Shares                26.97%            N/A                  N/A
Class B Shares**              11.92%            N/A                  N/A

----------------------------- ----------------- -------------------- ---------------------

* Except for the Bond Portfolio, which does not impose a sales charge, the returns presented in the chart above for the other Portfolios were calculated using the maximum sales load of 5.50% that was in effect as of September 30, 1999. Prior to January 8, 1999, the maximum sales charge was increased from 4.50% on Class A Shares of these other Portfolios.

** The Portfolio's Class B Shares started performance on February 22, 1999.

*** The Portfolio's Class B Shares started performance on February 16, 1999.


YIELD
The yield of shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period; by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the share performance is lower for shareholders paying those fees.

The SEC yield for the Class A Shares of Bond Portfolio for the 30-day period ended September 30, 1999 was 4.62%.



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of shares to certain indices;

o charts, graphs and illustrations using a Portfolio's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Portfolios; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

A Portfolio may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Portfolio may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Portfolios use in advertising may include:

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Bottom Line, a bi-weekly newsletter which periodically reviews mutual funds and interviews their portfolio managers.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, THE KIPLINGER MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

CNBC, a cable financial news television station which periodically reviews mutual funds and interviews portfolio managers.

Consumer Digest, a monthly business/financial magazine that includes a "money watch" section featuring financial news.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.



Lehman Brothers Government/Corporate Bond Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole. Morningstar, Inc., a publisher of financial information and mutual fund research. Mutual Funds Magazine, a magazine for the mutual fund investor which frequently reviews and ranks mutual funds and interviews their portfolio managers. New York Times, a nationally distributed newspaper which regularly covers financial news.

Morgan Stanley Capital International Europe Australia Far East Index is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "mutual funds outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Russell 2000 Index is an index consisting of approximately 2,000 small capitalization common stocks.

Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Value Line, a bi-weekly publication that reports on the largest 15,000 mutual funds.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

Worth Magazine, a monthly magazine for the individual investor which frequently reviews and ranks mutual funds and interviews their portfolio managers.

FINANCIAL INFORMATION

The Financial Statements for the Portfolios for the fiscal year ended September 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of FundManager Portfolios dated September 30, 1999. The Annual Report must be accompanied or preceded by delivery of this SAI.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service, Inc. Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service, Inc. Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o  Leading market positions in well established industries.

o  High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc. Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

FundManager Portfolios
Aggressive Growth Portfolio                        5800 Corporate Drive
Growth Portfolio                                   Pittsburgh, PA 15237-7010
Growth with Income Portfolio
Bond Portfolio
Managed Total Return Portfolio
International Portfolio

Investment Adviser
Freedom Capital Management Corporation             One Beacon Street
                                                   Boston, MA 02108

Distributors
Freedom Distributors Corporation                   One Beacon Street
                                                   Boston, MA 02108

Edgewood Services, Inc.                            Clearing Operations
                                                   P.O. Box 897
                                                   Pittsburgh, PA  15230-0897

Tucker Anthony, Incorporated                       200 World Financial Center
                                                   New York, NY 10281

Sutro & Co., Inc.                                  201 California Street
                                                   San Francisco, CA 94111

Administrator
Federated Administrative Services                  Federated Investors Tower
                                                   1001 Liberty Avenue
                                                   Pittsburgh, PA 15222-3774

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company             P.O. Box 8600
                                                   Boston, MA 02266-8600

Custodian
State Street Bank and Trust Company                P.O. Box 8600
                                                   Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP                                  200 Clarendon Street
                                                   Boston, MA 02116




PART C   OTHER INFORMATION

ITEM 23. EXHIBITS

         (a)      (i)      Conformed copy of the Master Trust Agreement of the
Registrant; (4)
                  (ii) Conformed copy of the Amendment No. 1 to Master Trust Agreement; (4)
                  (iii) Conformed copy of the Amendment No. 2 to Master Trust Agreement; (11)

(iv)     Conformed copy of the Amendment No. 3 to Master Trust Agreement; (11)
(v)      Form of Amendment No. 6 to Master Trust Agreement
         (b)      Copy of By-Laws of the Registrant; (4)
         (c)      Not Applicable

         (d)      (i)      Conformed copy of the new Master Investment Advisory
Contract and Investment Advisory Contract Supplement for Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio,
Managed                    Total Return Portfolio; (11)
            (ii)  Conformed copy of the Investment Advisory Contract
                  Supplement for the International Portfolio; (15)
(iii)                      Conformed copy of Master Investment Advisory Contract
                           and Supplements dated 5/20/98 between FundManager
                           Portfolios and Freedom Capital Management
                           Corporation;+
(iv) Conformed copy of Master Investment Advisory Contract Letter Agreement dated January 1, 1999; + (v) Conformed copies of Master Investment Advisory Contract Letter Agreements dated July 19, 1999; + (vi) Form of Master Investment Advisory Contract Letter
                        Agreements dated November 30, 1999; +
         (e)      (i)      Conformed copy of the Distributors Contract between
Edgewood Services Company and FundManager
                           Portfolios; (11)

     (ii) Conformed copy of the Master Distributors Contract between Tucker Anthony Incorporated and FundManager Portfolios; (11)

     (iii) Conformed copy of the Master Distributors Contract between Sutro & Co. Incorporated and FundManager Portfolios; (11)

     (iv) Conformed copy of the Master Distributors Contract between Freedom Distributors Corporation and FundManager Portfolios; (11)

                  (v) Form of Mutual Funds Sales and Service Agreement; (14)
            (vi) Conformed copy of Exhibit B to the Distributor's
                  Contract between FundManager Portfolios and Edgewood Services, Inc. with respect to the Financial Adviser
                  Class and the No-Load Class of the International
                  Portfolio; (15)
         -----------------------------------

+ All exhibits have been filed electronically.

(4)  Incorporated  by  reference  to   Post-Effective   Amendment  No.2  to  the
     Registrant's Registration Statement as filed with the Commission on January 30, 1996. (File Nos. 33-89754 and 811-8992)

(11) Incorporated  by  reference  to   Post-Effective   Amendment  No.4  to  the
     Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)

(14) Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement as filed with the Commission on December 29, 1997. (File Nos. 33-89754 and 811-8992)

(15) Incorporated  by  reference  to  Post-Effective   Amendment  No.11  to  the
     Registrant's Registration Statement as filed with the Commission on January 28, 1998. (File Nos. 33-89754 and 811-8992)

                  (vii) Conformed copy of the Distribution Contract Supplement between FundManager Portfolios and Freedom Distributors with respect to the International Portfolio; (15)
                  (viii) Conformed copy of Master Distribution Contract dated
                         5/20/98 between FundManager Portfolios and Freedom
                               Distributors Corporation; (16)
             (ix) Conformed copy of Master Distribution Contract dated 5/20/98 between FundManager Portfolios and Tucker Anthony Incorporated; (16) (x) Conformed copy of Master Distribution Contract dated 5/20/98 between FundManager
                        Portfolios and Sutro & Co.   Incorporated; (16)
(xi)     Conformed copy of Master Distribution Contract and Freedom Distributors
 Corporation dated December 31,             1998;+
(xii) Conformed copy of Master Distribution Contract and Sutro & Co. Incorporated dated December 31, 1998;+ (xiii) Conformed copy of Master Distribution Contract and Tucker Anthony Incorporated dated December 31, 1998;+
(xiv) Conformed copy of Amended and Restated Exhibit A & B to the Distributor's Contract dated December 31,
                          1998;+
(xv) Copy of Exhibit B-1 Fee schedule for Mutual Fund Sales and Services Agreement; (17) (xvi) Copy of Exhibit B-2 Fee schedule for Mutual Fund Sales and Services Agreement; (17)
         (f)      Not Applicable
         (g)      Conformed copy of Custodian Agreement between FundManager
                    Portfolios and
Investors Bank & Trust Company; (11)
                  (i)      Domestic Custody and Accounting Fee Schedule; (12)
            (ii)  Conformed copy of Custodian Contract between
                  FundManager Portfolios and State Street Bank and
                  Trust Company; (13)
            (iii) Conformed copy of Amendment No. 1 to Custodian
Contract; (16)
         (h)      (i)      Conformed copy of the Administrative Services
Agreement between FundManager Portfolios and Federated
                         Administrative Services; (11)
                  (ii) Conformed copy of the Transfer Agency and Service Agreement between FundManager Portfolios and Investors
                       Bank & Trust Company; (11)
            (iii) Conformed copy of Agreement for Transfer Agency
                  Services between FundManager Portfolios and Federated Shareholder Services Company; (13)
            (iv) Conformed copy of Amendment #1 to Schedule A to Administrative Services Agreement between FundManager Portfolios and Federated Administrative Services; (15)
(v) Conformed copy of Addendum to Administrative Services Agreement;+ (vi) Conformed copy of Amendment #2 to Schedule A to Administrative Services Agreement;+

         -----------------------------------

+ All exhibits have been filed electronically.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  1  to  the
     Registrant's Registration Statement as filed with the Commission on May 3, 1995. (File Nos. 33-89754 and 811-8992)

(3)  Incorporated  by  reference  to   Post-Effective   Amendment  No.1  to  the
     Registrant's Registration Statement as filed with the Commission on July 28, 1995. (File Nos. 33-89754 and 811-8992)

(11) Incorporated  by  reference  to   Post-Effective   Amendment  No.4  to  the
     Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)

(12) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement as filed with the Commission on October 21, 1997. (File Nos. 33-89754 and 811-8992)

(13) Incorporated  by  reference  to   Post-Effective   Amendment  No.8  to  the
     Registrant's Registration Statement as filed with the Commission on November 26, 1997. (File Nos. 33-89754 and 811-8992)

(15) Incorporated  by  reference  to  Post-Effective   Amendment  No.11  to  the
     Registrant's Registration Statement as filed with the Commission on January 28, 1998. (File Nos. 33-89754 and 811-8992)

(17) Incorporated  by  reference  to  Post-Effective   Amendment  No.16  to  the
     Registrant's Registration Statement as filed with the Commission on January 8, 1999. (File Nos. 33-89754 and 811-8992)

         (i)      Opinion and Consent of counsel; (2)
         (j)      Conformed copy of Consent of Independent Auditors; +
         (k)      Not Applicable
         (l)      Not Applicable
         (m)      (i)   Amended and Restated Master Distribution Plan and
                          Supplements  for the Financial Adviser Class of
                  shares; (3)
            (ii) Amended and Restated Master Distribution Plan and Supplements for the Financial Adviser Class of
                  shares; (13)
            (iii) Conformed copy of the Amended and Restated
                  Distribution Plan Supplement for the Financial
                  Adviser Class of International Portfolio; (15)
(iv)     Conformed copy of Amended and Restated Master Distribution Plan
               Class A Shares;+
(v)      Conformed copy of Master Distribution Plan Class B Shares;+
      (n)         (i)   Multiple Class Expense Allocation Plan; (3)
            (ii)  Amended Multiple Class Expense Allocation Plan; (13)
            (iii) Addendum #1 to the Multiple Class Expense
                  Allocation Plan; (15)
                  (iv)  Conformed copy of Multiple Class Expense Allocation
                  Plan;+
         (o)      Conformed copy of Power of Attorney of Trustees and
                          Officers of Registrant; +

ITEM 24. Persons Controlled by or Under Common Control with Registrant:

            Not Applicable

ITEM 25. Indemnification; (4)

-----------------------------------

+ All exhibits have been filed electronically.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  1  to  the
     Registrant's Registration Statement as filed with the Commission on May 3, 1995. (File Nos. 33-89754 and 811-8992)

(3)  Incorporated  by  reference  to   Post-Effective   Amendment  No.1  to  the
     Registrant's Registration Statement as filed with the Commission on July 28, 1995. (File Nos. 33-89754 and 811-8992)

(4)  Incorporated  by  reference  to   Post-Effective   Amendment  No.2  to  the
     Registrant's Registration Statement as filed with the Commission on January 30, 1996. (File Nos. 33-89754 and 811-8992)

(11) Incorporated  by  reference  to   Post-Effective   Amendment  No.4  to  the
     Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)

(13) Incorporated  by  reference  to   Post-Effective   Amendment  No.8  to  the
     Registrant's Registration Statement as filed with the Commission on November 26, 1997. (File Nos. 33-89754 and 811-8992)

(15) Incorporated  by  reference  to  Post-Effective   Amendment  No.11  to  the
     Registrant's Registration Statement as filed with the Commission on January 28, 1998. (File Nos. 33-89754 and 811-8992)

ITEM 26. Business and Other Connections of Investment Adviser:

         For a description of the other business of the investment adviser, see the section entitled "Who Manages The Trust" in Part A.

The names and principal occupations of each director and executive officer of Freedom Capital Management Corporation are set forth below:

NAME                        BUSINESS AND OTHER CONNECTIONS

John H. Goldsmith           President and Chief Executive Officer of
                            Freedom Securities Corporation; Chairman and Chief
                            Executive Officer of Tucker Anthony Incorporated;
                            Director of Freedom Capital

     Dexter A. Dodge Chairman, C.E.O. and Director of Freedom Capital; Chairman of the Board of Trustees of the FundManager Portfolios; Vice President of
Freedom Distributors ......... Corporation

     John J. Danello Chief Operating Officer, Managing Director, Clerk and General Counsel of Freedom Capital; Executive Vice President, President and Director of Freedom .. Distributors Corporation; President of the FundManager
 ......... Portfolios


     Michael M. Spencer Senior Vice President and Director of Freedom Capital; Portfolio Manager at Shawmut Investment Advisers

Item 27. Principal Underwriters:

                  (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
                         Registrant: Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, FundManager Portfolios, Great Plains Funds, Old Westbury Funds, Inc., The Riverfront Funds, Robertsons Stephens Investment Trust, WesMark Funds, WCT Funds.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant
Lawrence Caracciolo                        Director, President,                                  --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry                           Director,                                             --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue                     Director,                                             --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnson                          Vice President,                                       --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane                           Vice President,                                       --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas P. Sholes                           Vice President,                                       --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Robert M. Rossi                            Assistant Vice President,                             --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue                          Treasurer,
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Dennis McAuley, III                        Assistant Treasurer,                                  --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson                         Secretary,                                            --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari                          Assistant Secretary,                                  --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002






(ai)          Freedom Distributors Corp., a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

         (bi)
              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Distributor                      With Registrant

John J. Danello                                President and Director                    Executive Vice
One Beacon Street                              of Freedom Distributors                   President of the
Boston, MA 02108                               Corp.                                     Registrant.

Anthony Pacileo                                Treasurer of Freedom                              --
One Beacon Street                              Distributors Corp.
Boston, MA 02108

Dexter A. Dodge                                Director of Freedom                       Trustee, Chairman
One Beacon Street                              Distributors Corp.                        and Chief
Boston, MA 02108                                                                         Executive Officer
of the Registrant.

Maureen M. Renzi                               Vice President and Clerk                  Assistant
One Beacon Street                              of Freedom Distributors                   Secretary of the
Boston, MA 02108                               Corp.                                     Registrant.


(aii)         Tucker Anthony Incorporated, a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

         (bii)
              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Distributor                      With Registrant

John H. Goldsmith                              Chairman, Chief Executive                         --
One World Financial Center                     Officer and Director of
New York, NY 10281                             Tucker Anthony Incorporated.

Robert H. Yevich                               President and Director of                         --
One World Financial Center                     Tucker Anthony Incorporated.
New York, NY 10281

Marc Menchel                                   Executive Vice President,                         --
One World Financial Center                     Secretary and Clerk of
New York, NY 10281                             Tucker Anthony Incorporated.

John Mullin                                    Treasurer and Chief Financial             --
One World Financial Center                     Officer of Tucker Anthony
New York, NY 10281                             Incorporated.






(aiii)        Sutro & Co. Incorporated, a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

         (biii)
              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Distributor                      With Registrant

John F. Luikart                                President and Chief Executive                     --
201 California Street                          Officer of Sutro & Co.
San Francisco, CA 94111                        Incorporated.

Mary Jane Delaney                              Executive Vice President                          --
201 California Street                          and General Counsel of
San Francisco, CA 94111                        Sutro & Co. Incorporated.

John H. Goldsmith                              Chairman of Sutro & Co.                           --
One Beacon Street                              Incorporated.
Boston, MA 02108

Thomas R. Weinberger                           Executive Vice President of                       --
11150 Santa Monica Blvd.                       Sutro & Co. Incorporated.
Suite 1500
Los Angeles, CA 90025

Ray Minehan                    Executive Vice President of
201 California Street          Sutro & Co. Incorporated
San Francisco, CA 94111

Jerry Phillips                 Executive Vice President of
201 California Street          Sutro & Co. Incorporated
San Francisco, CA 94111

(c) Not Applicable.

ITEM 28. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder will be maintained at one of the following locations:

Registrant                                   Federated Investors Tower
                                             1001 Liberty Avenue
                                             Pittsburgh, Pennsylvania 15222-3779
       (Notices should be sent to the Agent for Service at above address.)

                                             One Beacon Street
                                             Boston, Massachusetts 02018

Freedom Capital Management Corporation      One Beacon Street
("Adviser")                                 Boston Massachusetts 02108.

Federated Administrative Services           Federated Investors Tower
("Administrator")                           1001 Liberty Avenue
                                            Pittsburgh, Pennsylvania 15222-3779

Federated Shareholder Services Company      P.O. Box 8600
("Transfer Agent and Dividend               Boston, Massachusetts 02266-8600
Disbursing Agent and Shareholder
Servicing Agent")

State Street Bank and Trust Company         P.O. Box 8600
("Custodian and Portfolio                   Boston, Massachusetts 02266-8600
Accountant")


ITEM 29. Management Services:
                  Not applicable.

ITEM 30. Undertakings

         Registrant hereby undertakes to comply with Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FUNDMANAGER PORTFOLIOS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of January, 2000.

                             FUNDMANAGER PORTFOLIOS

                                             By: /s/ Victor R. Siclari
                                 Victor R. Siclari, Secretary
                                 January 28, 2000

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                                        TITLE                     DATE

By:      /s/ Victor R. Siclari      Attorney in Fact          January 28, 2000
         Victor R. Siclari          For the Persons
         SECRETARY                          Listed Below


/s/Dexter A. Dodge*                 Chairman and Trustee
Dexter A. Dodge                     (Chief Executive Officer)

/s/John J. Danello*                 President
John J. Danello                     (Principal Executive Officer)

/s/Judith J. Mackin*                Treasurer
Judith J. Mackin                    (Principal Financial and Accounting Officer)

/s/Ernest T. Kendall*               Trustee
Ernst T. Kendall

/s/Richard B. Osterberg*           Trustee
Richard B. Osterberg

/s/John R. Haack*                   Trustee
John R. Haack


* By Power of Attorney